Vanguard® Core Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (54.5%)
U.S. Government Securities (42.0%)
	United States Treasury Note/Bond	0.125%	1/31/23	28,100	28,003
	United States Treasury Note/Bond	0.125%	2/28/23	170,000	169,309
	United States Treasury Note/Bond	0.500%	3/15/23	55,000	55,009
	United States Treasury Note/Bond	2.500%	3/31/23	30,000	30,736
	United States Treasury Note/Bond	0.125%	5/15/23	25,000	24,856
	United States Treasury Note/Bond	0.125%	7/31/23	38,800	38,491
	United States Treasury Note/Bond	0.250%	9/30/23	60,000	59,578
	United States Treasury Note/Bond	0.125%	10/15/23	100,000	99,000
[1,2]	United States Treasury Note/Bond	0.250%	3/15/24	65,100	64,327
[1,2]	United States Treasury Note/Bond	0.375%	4/15/24	300,000	296,953
	United States Treasury Note/Bond	1.000%	12/15/24	210,000	210,197
	United States Treasury Note/Bond	0.250%	7/31/25	31,900	30,938
	United States Treasury Note/Bond	0.250%	9/30/25	2,000	1,936
	United States Treasury Note/Bond	0.375%	11/30/25	45,800	44,412
	United States Treasury Note/Bond	0.500%	2/28/26	187,200	181,847
	United States Treasury Note/Bond	0.750%	3/31/26	75,000	73,570
	United States Treasury Note/Bond	0.750%	4/30/26	100,000	98,000
	United States Treasury Note/Bond	1.125%	2/28/27	3,241	3,215
	United States Treasury Note/Bond	0.625%	3/31/27	1,035	1,000
	United States Treasury Note/Bond	0.500%	4/30/27	414	397
	United States Treasury Note/Bond	0.500%	5/31/27	400	383
	United States Treasury Note/Bond	1.250%	3/31/28	25,000	24,781
	United States Treasury Note/Bond	1.250%	4/30/28	140,000	138,731
	United States Treasury Note/Bond	2.875%	5/15/28	16,200	17,648
	United States Treasury Note/Bond	1.250%	5/31/28	30,000	29,705
	United States Treasury Note/Bond	1.375%	10/31/28	52,000	51,789
[2]	United States Treasury Note/Bond	1.500%	2/15/30	29,842	29,987
	United States Treasury Note/Bond	0.625%	5/15/30	24,000	22,436
	United States Treasury Note/Bond	0.625%	8/15/30	25,200	23,495
	United States Treasury Note/Bond	1.125%	2/15/31	109,000	105,764
	United States Treasury Note/Bond	5.000%	5/15/37	55,000	79,982
	United States Treasury Note/Bond	1.125%	5/15/40	2,000	1,749
	United States Treasury Note/Bond	1.125%	8/15/40	19,800	17,248
	United States Treasury Note/Bond	1.375%	11/15/40	17,500	15,906
	United States Treasury Note/Bond	1.875%	2/15/41	90,300	89,228
	United States Treasury Note/Bond	2.250%	5/15/41	30,300	31,777
	United States Treasury Note/Bond	1.750%	8/15/41	11,500	11,125
	United States Treasury Note/Bond	2.000%	11/15/41	27,000	27,257
	United States Treasury Note/Bond	3.625%	8/15/43	2,200	2,852
	United States Treasury Note/Bond	3.375%	5/15/44	4,000	5,035
	United States Treasury Note/Bond	3.125%	8/15/44	12,000	14,559
	United States Treasury Note/Bond	3.000%	2/15/47	153,500	185,831

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	2/15/48	6,000	7,321
	United States Treasury Note/Bond	3.125%	5/15/48	5,500	6,872
	United States Treasury Note/Bond	3.375%	11/15/48	5,000	6,542
	United States Treasury Note/Bond	2.250%	8/15/49	5,000	5,352
	United States Treasury Note/Bond	2.375%	11/15/49	11,000	12,086
[3,4]	United States Treasury Note/Bond	2.000%	2/15/50	19,000	19,288
	United States Treasury Note/Bond	1.375%	8/15/50	26,100	22,854
	United States Treasury Note/Bond	1.625%	11/15/50	17,100	15,919
	United States Treasury Note/Bond	2.375%	5/15/51	47,000	51,920
	United States Treasury Note/Bond	2.000%	8/15/51	11,500	11,723
					2,598,919
Conventional Mortgage-Backed Securities (12.4%)
[5,6]	Fannie Mae Pool	3.000%	10/1/46–3/1/48	710	731
[5,6]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	1,628	1,696
[5,6]	Fannie Mae Pool	4.000%	9/1/42	223	239
[5,6]	Fannie Mae Pool	5.000%	10/1/49	31	34
[5,6]	Freddie Mac Gold Pool	3.000%	9/1/46–8/1/47	2,342	2,473
[5,6]	Freddie Mac Gold Pool	3.500%	3/1/45–2/1/50	2,572	2,687
[5,6]	Freddie Mac Gold Pool	4.000%	7/1/39–12/1/49	1,903	2,060
[5,6]	Freddie Mac Gold Pool	4.500%	12/1/39–2/1/49	2,082	2,282
[5,6]	Freddie Mac Gold Pool	5.000%	12/1/35–2/1/50	936	1,056
[5,6]	Freddie Mac Gold Pool	5.500%	5/1/40	106	119
[5]	Ginnie Mae I Pool	3.000%	4/15/45	168	173
[5]	Ginnie Mae I Pool	3.500%	6/15/47	680	732
[5]	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	56	60
[5]	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	777	876
[5]	Ginnie Mae I Pool	6.000%	7/15/37	26	29
[5,7]	Ginnie Mae II Pool	2.000%	1/15/52	36,000	36,315
[5,7]	Ginnie Mae II Pool	2.500%	1/15/52	33,000	33,816
[5]	Ginnie Mae II Pool	3.000%	5/20/43–11/20/47	47,807	49,969
[5]	Ginnie Mae II Pool	3.500%	4/20/43–3/20/50	24,176	25,593
[5]	Ginnie Mae II Pool	4.000%	11/20/42–12/20/49	2,990	3,157
[5]	Ginnie Mae II Pool	5.000%	8/20/48–11/20/49	532	560
[5,6,7]	UMBS Pool	1.500%	1/25/37–2/25/52	34,500	33,278
[5,6,7]	UMBS Pool	2.000%	1/25/37–1/25/52	223,929	227,618
[5,6,7]	UMBS Pool	2.500%	11/1/40–1/25/52	9,114	10,599
[5,6,7]	UMBS Pool	3.000%	12/1/37–2/25/52	185,828	192,914
[5,6,7]	UMBS Pool	3.500%	7/1/38–3/25/52	73,658	77,474
[5,6]	UMBS Pool	4.000%	12/1/38–7/1/49	26,740	28,898
[5,6,7]	UMBS Pool	4.500%	4/1/39–1/25/52	23,174	25,140
[5,6]	UMBS Pool	5.000%	8/1/39–10/1/49	2,674	2,996
[5,6]	UMBS Pool	5.500%	12/1/38–5/1/44	4,244	4,974
[5,6]	UMBS Pool	6.000%	10/1/39	26	31
[5,6]	UMBS Pool	6.500%	9/1/36	10	11
					768,590
Nonconventional Mortgage-Backed Securities (0.1%)
[5,6]	Freddie Mac REMICS	2.000%	1/25/52	2,650	2,600
Total U.S. Government and Agency Obligations (Cost $3,382,043)					3,370,109
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
[5]	AmeriCredit Automobile Receivables Trust Series 2018-2	4.010%	7/18/24	390	402
[5]	AmeriCredit Automobile Receivables Trust Series 2019-1	3.620%	3/18/25	580	599
[5]	AmeriCredit Automobile Receivables Trust Series 2020-2	2.130%	3/18/26	240	243
[5,8]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	399	443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	Avis Budget Rental Car Funding AESOP LLC Series 2019-1A	3.450%	3/20/23	65	65
[5,8]	BAMLL Commercial Mortgage Securities Trust Series 2019-BPR	3.112%	11/5/32	1,100	1,121
[5]	BANK Series 2017-BNK4	3.625%	5/15/50	19	21
[5]	BANK Series 2017-BNK6	3.741%	7/15/60	50	54
[5]	BANK Series 2017-BNK7	3.175%	9/15/60	1,341	1,420
[5]	BANK Series 2017-BNK8	3.488%	11/15/50	80	87
[5]	BANK Series 2018-BN14	4.185%	9/15/60	25	27
[5]	BANK Series 2018-BN14	4.231%	9/15/60	15	17
[5]	BANK Series 2019-BN17	3.714%	4/15/52	280	309
[5]	BANK Series 2019-BN18	3.584%	5/15/62	280	307
[5]	BANK Series 2019-BN20	3.011%	9/15/62	200	213
[5]	BANK Series 2019-BN23	2.846%	12/15/52	130	137
[5]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	200	206
[5]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	70	76
[5]	Benchmark Mortgage Trust Series 2019-B15	2.859%	12/15/72	300	316
[5]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	250	264
[5]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	200	208
[5,8]	Canadian Pacer Auto Receivables Trust Series 2018-2A	3.440%	8/21/23	46	46
[5]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	250	264
[5]	CarMax Auto Owner Trust Series 2018-1	2.950%	11/15/23	50	50
[5]	CarMax Auto Owner Trust Series 2018-4	3.670%	5/15/24	100	103
[5]	CarMax Auto Owner Trust Series 2018-4	3.850%	7/15/24	70	72
[5]	CarMax Auto Owner Trust Series 2018-4	4.150%	4/15/25	100	103
[5]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	10	10
[5]	CD Mortgage Trust Series 2016-CD1	3.631%	8/10/49	270	266
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	60	64
[5]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	19	20
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	61	64
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/10/47	80	84
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.356%	7/10/47	55	57
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC23	4.175%	7/10/47	230	242
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.372%	10/10/47	9	9
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	20	21
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.192%	9/15/50	60	65
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	4.265%	9/15/50	10	11
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	45	51
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	2.860%	12/15/72	250	262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	COMM Mortgage Trust Series 2012-CR4	3.251%	10/15/45	500	502
[5,8]	COMM Mortgage Trust Series 2013-CR6	3.397%	3/10/46	210	213
[5]	COMM Mortgage Trust Series 2013-CR8	3.612%	6/10/46	10	10
[5,8]	COMM Mortgage Trust Series 2013-CR9	4.279%	7/10/45	230	218
[5]	COMM Mortgage Trust Series 2013-CR12	4.046%	10/10/46	103	107
[5]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	30	32
[5]	COMM Mortgage Trust Series 2014-CR17	3.700%	5/10/47	18	19
[5]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	154	162
[5]	COMM Mortgage Trust Series 2014-CR18	3.550%	7/15/47	26	27
[5]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	227	239
[5]	COMM Mortgage Trust Series 2019-GC44	2.873%	8/15/57	150	158
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	12	13
[5]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	250	256
[5]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	70	75
[5]	Drive Auto Receivables Trust Series 2018-3	4.300%	9/16/24	120	122
[5]	Drive Auto Receivables Trust Series 2018-5	3.990%	1/15/25	94	95
[5]	Drive Auto Receivables Trust Series 2018-5	4.300%	4/15/26	650	666
[5]	Drive Auto Receivables Trust Series 2019-4	2.700%	2/16/27	180	183
[5]	Drive Auto Receivables Trust Series 2020-1	2.700%	5/17/27	180	183
[5]	Drive Auto Receivables Trust Series 2020-2	3.050%	5/15/28	140	144
[5,8]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	50	51
[5,8]	Fair Square Issuance Trust Series 2020-AA	2.900%	9/20/24	210	210
[5,6]	FHLMC Multifamily Structured Pass-Through Certificates Series K028	3.111%	2/25/23	596	608
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	0.934%	1/25/24	38,696	625
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	0.519%	12/25/24	11,340	161
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	0.644%	11/25/25	12,163	268
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	0.880%	12/25/25	5,883	179
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	1.163%	1/25/26	42,330	1,742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	1.354%	3/25/26	2,856	141
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	1.173%	7/25/26	40,212	1,815
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	0.921%	8/25/26	3,905	147
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	0.298%	12/25/26	52,861	747
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	0.604%	3/25/27	2,064	58
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	0.669%	4/25/27	20,566	655
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	0.429%	8/25/27	1,419	32
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	0.191%	10/25/31	191,000	3,200
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KG02	1.022%	8/25/29	11,500	754
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KG04	0.853%	11/25/30	7,769	498
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KG05	0.312%	1/25/31	63,628	1,649
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KG06	0.532%	10/25/31	29,999	1,365
[5,6,9]	FHLMC Multifamily Structured Pass-Through Certificates Series KSG2	0.122%	11/25/31	257,000	3,026
[5,8]	FirstKey Homes Trust Series 2020-SFR2	1.266%	10/19/37	499	486
[5,8]	Ford Credit Auto Owner Trust Series 2018-1	3.190%	7/15/31	490	514
[5,8]	Ford Credit Auto Owner Trust Series 2018-2	3.760%	1/15/30	120	124
[5]	Ford Credit Auto Owner Trust Series 2019-A	3.250%	9/15/25	340	349
[5,8]	Ford Credit Auto Owner Trust Series 2020-1	2.040%	8/15/31	220	224
[5,8]	Ford Credit Auto Owner Trust Series 2020-1	2.540%	8/15/31	100	102
[5]	Ford Credit Auto Owner Trust Series 2020-B	2.040%	12/15/26	300	305
[5]	Ford Credit Floorplan Master Owner Trust A Series 2020-1	2.120%	9/15/25	230	233
[5,8,9]	FREMF Mortgage Trust Series 2015-K42	0.100%	1/25/48	1,047,998	2,387
[5]	GM Financial Automobile Leasing Trust Series 2020-1	2.280%	6/20/24	100	101
[5]	GM Financial Automobile Leasing Trust Series 2020-2	3.210%	12/20/24	140	143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.170%	6/12/34	1,180	1,158
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.490%	6/12/34	70	69
[5,8]	GM Financial Revolving Receivables Trust Series 2021-1	1.670%	6/12/34	120	118
[5,8]	GMF Floorplan Owner Revolving Trust Series 2020-1	1.480%	8/15/25	120	120
[5,8,10]	Gosforth Funding plc Series 2018-1A, 3M USD LIBOR + 0.450%	0.628%	8/25/60	49	49
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.512%	9/10/47	170	174
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.533%	9/10/47	150	141
[5]	GS Mortgage Securities Trust Series 2014-GC26	3.364%	11/10/47	125	130
[5]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	203	213
[5]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	60	63
[5]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	150	168
[5]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	60	64
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.843%	2/13/53	325	342
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	630	664
[5,8]	Harley Marine Financing LLC Series 2018-1A	5.682%	5/15/43	89	88
[5,8]	Hertz Vehicle Financing III LP Series 2021-2A	1.680%	12/27/27	100	99
[5,8]	Hudsons Bay Simon JV Trust Series 2015-HB7	3.914%	8/5/34	100	91
[5,8,10]	Invitation Homes Trust Series 2018-SFR1, 1M USD LIBOR + 0.700%	0.809%	3/17/37	247	247
[5,8,10]	Invitation Homes Trust Series 2018-SFR1, 1M USD LIBOR + 0.950%	1.059%	3/17/37	100	100
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C13	4.077%	1/15/46	230	236
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	3.881%	12/15/46	6	7
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.166%	12/15/46	147	154
[5,8]	JP Morgan Mortgage Trust Series 2021-15	3.000%	6/25/52	27,500	27,964
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	300	315
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.793%	2/15/47	370	354
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	10	10
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	70	76
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	60	64

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	30	32
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	60	64
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	50	56
[5,8]	Lanark Master Issuer plc Series 2020-1A	2.277%	12/22/69	170	173
[5,8]	Laurel Road Prime Student Loan Trust Series 2017-C	2.810%	11/25/42	57	57
[5,8]	Laurel Road Prime Student Loan Trust Series 2018-B	3.540%	5/26/43	113	116
[5,8]	MMAF Equipment Finance LLC Series 2018-A	3.610%	3/10/42	100	105
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10	4.075%	7/15/46	200	177
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12	4.259%	10/15/46	400	417
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15	4.898%	4/15/47	150	157
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.332%	6/15/47	80	82
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	133	141
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	4.734%	5/15/49	160	164
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	270	293
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	90	97
[5]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	55	60
[5]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	522	560
[5]	Morgan Stanley Capital I Trust Series 2016-BNK2	2.791%	11/15/49	110	114
[5]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	50	53
[5]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	100	104
[5,8]	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV	3.277%	10/15/30	1,130	1,124
[5,8]	Navient Private Education Loan Trust Series 2017-A	2.880%	12/16/58	88	89
[5,8]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	246	254
[5,8]	Navient Private Education Refi Loan Trust Series 2018-DA	4.000%	12/15/59	449	466
[5,8,10]	Navient Student Loan Trust Series 2016-2A, 1M USD LIBOR + 1.050%	1.153%	6/25/65	15	15
[5,8,10]	Navient Student Loan Trust Series 2016-6A, 1M USD LIBOR + 0.750%	0.853%	3/25/66	34	34
[5,8]	Palisades Center Trust Series 2016-PLSD	2.713%	4/13/33	700	655
[5,8,10]	Pepper Residential Securities Trust Series 21A, 1M USD LIBOR + 0.880%	0.988%	1/16/60	83	83
[5,8,10]	Pepper Residential Securities Trust No. 22 Series 22A, 1M USD LIBOR + 1.000%	1.104%	6/20/60	60	60

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,8,10]	Pepper Residential Securities Trust No. 23 Series 23A, 1M USD LIBOR + 0.950%	1.054%	8/18/60	64	64
[5,8,10]	PHEAA Student Loan Trust Series 2016-2A, 1M USD LIBOR + 0.950%	1.053%	11/25/65	62	63
[5,8,10]	RESIMAC Bastille Trust Series 2018-1NCA, 1M USD LIBOR + 0.850%	0.953%	12/5/59	122	122
[5,8,10]	RESIMAC MBS Trust Series 2018-2A, 1M USD LIBOR + 0.850%	0.951%	4/10/50	32	32
[5,8,10]	RESIMAC Premier Series 2018-1A, 1M USD LIBOR + 0.800%	0.901%	11/10/49	76	76
[5]	Santander Drive Auto Receivables Trust Series 2020-2	2.220%	9/15/26	790	801
[5]	Santander Drive Auto Receivables Trust Series 2021-1	1.130%	11/16/26	140	139
[5,8]	Santander Retail Auto Lease Trust Series 2020-A	2.520%	11/20/24	170	172
[5,8]	Santander Retail Auto Lease Trust Series 2020-B	1.980%	10/20/25	800	804
[5,8]	Securitized Term Auto Receivables Trust Series 2018-2A	3.544%	6/26/23	86	87
[5,8]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	148	150
[5,8]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	134	136
[5,8]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	287	302
[5,8]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	379	395
[5,8]	SoFi Professional Loan Program LLC Series 2016-B	2.740%	10/25/32	42	42
[5,8]	SoFi Professional Loan Program LLC Series 2016-C	2.360%	12/27/32	51	51
[5,8]	SoFi Professional Loan Program LLC Series 2016-D	2.340%	4/25/33	16	17
[5,8,10]	SoFi Professional Loan Program LLC Series 2016-D, 1M USD LIBOR + 0.950%	1.053%	1/25/39	7	7
[5,8]	SoFi Professional Loan Program LLC Series 2017-B	2.740%	5/25/40	2	2
[5,8]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	35	35
[5,8]	SoFi Professional Loan Program LLC Series 2017-E	2.720%	11/26/40	37	37
[5,8]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	65	66
[5,8]	SoFi Professional Loan Program LLC Series 2018-A	2.950%	2/25/42	43	44
[5]	Synchrony Credit Card Master Note Trust Series 2017-2	3.010%	10/15/25	230	234
[5,8]	Tesla Auto Lease Trust Series 2020-A	1.680%	2/20/24	100	101
[5,8]	Tidewater Auto Receivables Trust Series 2018-AA	4.300%	11/15/24	94	94
[5,8]	TMSQ Mortgage Trust Series 2014-1500	3.680%	10/10/36	100	104
[5,8]	Trinity Rail Leasing LLC Series 2018-1A	4.620%	6/17/48	440	449
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	112	121
[5]	UBS-Barclays Commercial Mortgage Trust Series 2013-C6	3.469%	4/10/46	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Wells Fargo Commercial Mortgage Trust Series 2013-LC12	4.306%	7/15/46	450	465
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	259	267
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.557%	9/15/58	160	163
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.525%	12/15/49	90	96
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	10	10
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	42	46
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.514%	3/15/51	50	51
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	30	34
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	3.933%	3/15/52	80	88
[5]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.162%	12/15/46	20	21
[5]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.650%	10/15/57	213	223
[5]	World Omni Auto Receivables Trust Series 2018-A	2.890%	4/15/25	40	40
[5]	World Omni Auto Receivables Trust Series 2019-B	2.860%	6/16/25	110	112
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $79,204)					80,175
Corporate Bonds (33.5%)
Communications (3.1%)
	Activision Blizzard Inc.	2.500%	9/15/50	1,790	1,571
	Alphabet Inc.	2.250%	8/15/60	1,930	1,725
	AT&T Inc.	1.700%	3/25/26	6,400	6,374
	AT&T Inc.	1.650%	2/1/28	500	490
	AT&T Inc.	4.350%	3/1/29	4,733	5,325
[5]	AT&T Inc.	4.300%	2/15/30	1,685	1,898
	AT&T Inc.	4.500%	5/15/35	700	808
	AT&T Inc.	4.900%	8/15/37	500	602
	AT&T Inc.	6.300%	1/15/38	2,040	2,783
	AT&T Inc.	3.100%	2/1/43	1,500	1,453
	AT&T Inc.	5.150%	2/15/50	1,100	1,411
	AT&T Inc.	3.500%	9/15/53	3,650	3,689
	AT&T Inc.	3.550%	9/15/55	4,638	4,647
	AT&T Inc.	3.800%	12/1/57	2,102	2,190
	AT&T Inc.	3.650%	9/15/59	567	572
[8]	Cable One Inc.	4.000%	11/15/30	600	592
[8]	CCO Holdings LLC	4.750%	3/1/30	890	928
	Charter Communications Operating LLC	4.908%	7/23/25	589	649
	Charter Communications Operating LLC	4.200%	3/15/28	1,190	1,301
	Charter Communications Operating LLC	2.250%	1/15/29	4,100	4,010
	Charter Communications Operating LLC	5.050%	3/30/29	1,480	1,701
	Charter Communications Operating LLC	3.500%	3/1/42	3,580	3,474
	Charter Communications Operating LLC	4.800%	3/1/50	1,390	1,558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC	3.700%	4/1/51	750	725
	Charter Communications Operating LLC	3.850%	4/1/61	3,000	2,830
	Comcast Corp.	3.375%	8/15/25	5,304	5,660
	Comcast Corp.	3.150%	3/1/26	452	482
	Comcast Corp.	2.350%	1/15/27	445	460
	Comcast Corp.	3.150%	2/15/28	468	503
	Comcast Corp.	4.150%	10/15/28	2,303	2,613
	Comcast Corp.	3.400%	4/1/30	229	250
	Comcast Corp.	3.250%	11/1/39	1,990	2,096
	Comcast Corp.	3.750%	4/1/40	3,800	4,251
	Comcast Corp.	4.650%	7/15/42	1,200	1,477
	Comcast Corp.	4.700%	10/15/48	168	215
	Comcast Corp.	3.450%	2/1/50	1,500	1,603
	Comcast Corp.	2.650%	8/15/62	300	266
[8]	Comcast Corp.	2.987%	11/1/63	5,000	4,752
[8]	CSC Holdings LLC	5.375%	2/1/28	245	253
[8]	CSC Holdings LLC	4.625%	12/1/30	755	714
[8]	Directv Financing LLC	5.875%	8/15/27	350	359
	Discovery Communications LLC	3.900%	11/15/24	35	37
	Discovery Communications LLC	4.900%	3/11/26	1,747	1,949
	Discovery Communications LLC	4.650%	5/15/50	765	900
	Discovery Communications LLC	4.000%	9/15/55	5,000	5,265
[8]	DISH DBS Corp.	5.250%	12/1/26	290	295
	Electronic Arts Inc.	1.850%	2/15/31	2,680	2,565
	Electronic Arts Inc.	2.950%	2/15/51	2,500	2,373
[8]	Expedia Group Inc.	6.250%	5/1/25	36	41
	Expedia Group Inc.	3.800%	2/15/28	3,000	3,203
	Expedia Group Inc.	2.950%	3/15/31	2,000	2,001
	Fox Corp.	4.030%	1/25/24	2,550	2,693
	Fox Corp.	3.050%	4/7/25	180	189
	Fox Corp.	5.476%	1/25/39	2,020	2,599
[8]	Frontier Communications Holdings LLC	5.875%	10/15/27	95	101
[8]	Frontier Communications Holdings LLC	5.000%	5/1/28	400	413
[8]	Frontier Communications Holdings LLC	6.000%	1/15/30	665	668
[8]	Gray Escrow II Inc.	5.375%	11/15/31	1,610	1,656
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,040	2,090
[8]	Level 3 Financing Inc.	4.625%	9/15/27	240	245
[8]	Level 3 Financing Inc.	4.250%	7/1/28	295	294
[8]	Level 3 Financing Inc.	3.625%	1/15/29	410	392
[8]	Netflix Inc.	3.625%	6/15/25	425	449
	Netflix Inc.	4.875%	4/15/28	2,465	2,816
	Netflix Inc.	5.875%	11/15/28	795	959
[8]	News Corp.	3.875%	5/15/29	469	474
[8]	Nexstar Media Inc.	5.625%	7/15/27	75	79
[8]	Nexstar Media Inc.	4.750%	11/1/28	435	445
[8]	NTT Finance Corp.	2.065%	4/3/31	620	619
[5,11]	Omnicom Capital Holdings plc	2.250%	11/22/33	967	1,297
[8]	Sirius XM Radio Inc.	3.125%	9/1/26	90	90
[8]	Sirius XM Radio Inc.	5.000%	8/1/27	70	73
[8]	Sirius XM Radio Inc.	4.000%	7/15/28	75	76
[8]	Sky Ltd.	3.750%	9/16/24	200	213
	Sprint Capital Corp.	6.875%	11/15/28	970	1,227
	Sprint Corp.	7.125%	6/15/24	420	472
	Sprint Corp.	7.625%	3/1/26	795	953

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Telefonica Emisiones SA	4.103%	3/8/27	3,000	3,303
	Telefonica Emisiones SA	4.665%	3/6/38	400	462
	Telefonica Emisiones SA	5.213%	3/8/47	2,000	2,482
	Time Warner Cable LLC	4.500%	9/15/42	1,200	1,304
	T-Mobile USA Inc.	2.625%	2/15/29	1,250	1,230
[8]	T-Mobile USA Inc.	3.375%	4/15/29	285	291
	T-Mobile USA Inc.	3.375%	4/15/29	300	306
	T-Mobile USA Inc.	3.875%	4/15/30	1,224	1,339
	T-Mobile USA Inc.	3.000%	2/15/41	3,590	3,498
	T-Mobile USA Inc.	3.600%	11/15/60	2,600	2,590
[5]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	400	473
[5,12]	Verizon Communications Inc.	4.050%	2/17/25	1,250	966
	Verizon Communications Inc.	4.125%	3/16/27	458	509
	Verizon Communications Inc.	3.000%	3/22/27	2,675	2,823
[5,12]	Verizon Communications Inc.	4.500%	8/17/27	500	399
	Verizon Communications Inc.	2.100%	3/22/28	3,130	3,140
	Verizon Communications Inc.	4.329%	9/21/28	200	227
	Verizon Communications Inc.	4.016%	12/3/29	3,980	4,461
	Verizon Communications Inc.	2.550%	3/21/31	1,895	1,914
	Verizon Communications Inc.	2.650%	11/20/40	850	807
	Verizon Communications Inc.	3.850%	11/1/42	600	669
	Verizon Communications Inc.	4.862%	8/21/46	3,000	3,864
	Verizon Communications Inc.	3.550%	3/22/51	3,414	3,679
	Verizon Communications Inc.	3.000%	11/20/60	1,800	1,704
	Verizon Communications Inc.	3.700%	3/22/61	2,065	2,235
	ViacomCBS Inc.	4.750%	5/15/25	2,510	2,755
	ViacomCBS Inc.	4.200%	6/1/29	2,368	2,630
	ViacomCBS Inc.	4.375%	3/15/43	3,250	3,697
	ViacomCBS Inc.	4.950%	5/19/50	1,500	1,905
	Vodafone Group plc	4.375%	5/30/28	327	368
	Vodafone Group plc	5.250%	5/30/48	1,500	1,959
	Vodafone Group plc	4.875%	6/19/49	5,000	6,308
	Vodafone Group plc	4.125%	6/4/81	2,515	2,491
	Walt Disney Co.	1.750%	8/30/24	945	961
	Walt Disney Co.	3.350%	3/24/25	170	181
	Walt Disney Co.	1.750%	1/13/26	439	444
	Walt Disney Co.	3.375%	11/15/26	375	403
	Walt Disney Co.	3.700%	3/23/27	1,630	1,791
	Walt Disney Co.	2.000%	9/1/29	273	272
	Walt Disney Co.	3.500%	5/13/40	1,200	1,315
	Walt Disney Co.	4.700%	3/23/50	1,000	1,318
	Walt Disney Co.	3.600%	1/13/51	825	934
[8]	Zayo Group Holdings Inc.	4.000%	3/1/27	500	493
[8]	Zayo Group Holdings Inc.	6.125%	3/1/28	675	666
					195,037
Consumer Discretionary (2.4%)
[8]	1011778 BC ULC	3.875%	1/15/28	320	324
[8]	1011778 BC ULC	4.375%	1/15/28	305	312
	Amazon.com Inc.	1.200%	6/3/27	248	245
	Amazon.com Inc.	3.150%	8/22/27	692	748
[5]	American Honda Finance Corp.	0.650%	9/8/23	5,168	5,156
[5]	American Honda Finance Corp.	2.150%	9/10/24	372	381
	Asbury Automotive Group Inc.	4.500%	3/1/28	961	982
	Asbury Automotive Group Inc.	4.750%	3/1/30	605	619
[8]	Asbury Automotive Group Inc.	5.000%	2/15/32	178	184
	AutoZone Inc.	3.625%	4/15/25	1,278	1,362
	AutoZone Inc.	4.000%	4/15/30	1,190	1,328
	AutoZone Inc.	1.650%	1/15/31	2,611	2,459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BorgWarner Inc.	2.650%	7/1/27	207	214
[8]	Boyd Gaming Corp.	8.625%	6/1/25	194	208
	Boyd Gaming Corp.	4.750%	12/1/27	200	206
	Brunswick Corp.	2.400%	8/18/31	1,500	1,446
[8]	Caesars Resort Collection LLC	5.750%	7/1/25	19	20
[8]	Carnival Corp.	5.750%	3/1/27	965	965
[8]	Carnival Corp.	4.000%	8/1/28	895	888
[8]	Cedar Fair LP	5.500%	5/1/25	960	998
[8]	Churchill Downs Inc.	5.500%	4/1/27	1,530	1,589
[8]	Churchill Downs Inc.	4.750%	1/15/28	298	310
[8]	Clarios Global LP	6.750%	5/15/25	46	48
[8]	Clarios Global LP	8.500%	5/15/27	640	678
[8]	Daimler Finance North America LLC	0.750%	3/1/24	7,570	7,498
	Dana Inc.	4.500%	2/15/32	485	488
	Ford Motor Co.	3.250%	2/12/32	670	686
	Ford Motor Credit Co. LLC	3.087%	1/9/23	320	325
	Ford Motor Credit Co. LLC	3.375%	11/13/25	590	612
	Ford Motor Credit Co. LLC	4.271%	1/9/27	450	485
	Ford Motor Credit Co. LLC	3.815%	11/2/27	645	682
	General Motors Co.	4.875%	10/2/23	6,000	6,374
	General Motors Co.	5.400%	10/2/23	1,000	1,071
	General Motors Co.	6.125%	10/1/25	1,000	1,150
	General Motors Co.	5.200%	4/1/45	1,600	1,980
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,242	1,305
	General Motors Financial Co. Inc.	2.900%	2/26/25	157	163
	General Motors Financial Co. Inc.	4.350%	4/9/25	263	283
	General Motors Financial Co. Inc.	2.750%	6/20/25	1,770	1,828
	General Motors Financial Co. Inc.	1.250%	1/8/26	3,000	2,933
	General Motors Financial Co. Inc.	2.400%	10/15/28	4,000	3,989
[8]	Group 1 Automotive Inc.	4.000%	8/15/28	363	363
[8]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	1,020	1,060
[8]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	270	289
	Home Depot Inc.	2.800%	9/14/27	225	239
	Home Depot Inc.	3.900%	12/6/28	217	245
	Home Depot Inc.	2.950%	6/15/29	2,763	2,944
	Home Depot Inc.	1.375%	3/15/31	1,500	1,414
	Home Depot Inc.	4.250%	4/1/46	720	885
	Home Depot Inc.	3.900%	6/15/47	100	117
	Home Depot Inc.	4.500%	12/6/48	500	648
	Home Depot Inc.	3.125%	12/15/49	750	791
	Home Depot Inc.	2.750%	9/15/51	2,000	1,985
[8]	International Game Technology plc	4.125%	4/15/26	110	113
[8]	International Game Technology plc	6.250%	1/15/27	25	28
	Lennar Corp.	5.250%	6/1/26	100	112
	Lennar Corp.	4.750%	11/29/27	5	6
[8]	Lithia Motors Inc.	4.625%	12/15/27	285	300
[8]	Lithia Motors Inc.	3.875%	6/1/29	525	539
[8]	Live Nation Entertainment Inc.	5.625%	3/15/26	20	21
[8]	Live Nation Entertainment Inc.	6.500%	5/15/27	900	985
[8]	Live Nation Entertainment Inc.	3.750%	1/15/28	110	109
	Lowe's Cos. Inc.	3.100%	5/3/27	880	939
	Lowe's Cos. Inc.	1.300%	4/15/28	1,050	1,007
	Lowe's Cos. Inc.	1.700%	9/15/28	1,840	1,803
	Lowe's Cos. Inc.	4.050%	5/3/47	250	289
	Magna International Inc.	2.450%	6/15/30	200	203
[5]	Marriott International Inc.	4.625%	6/15/30	4,180	4,723
[5]	McDonald's Corp.	2.625%	9/1/29	1,311	1,351
[5]	McDonald's Corp.	3.625%	9/1/49	1,175	1,299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	McDonald's Corp.	4.200%	4/1/50	1,745	2,118
[8]	Meritage Homes Corp.	3.875%	4/15/29	1,030	1,085
[8]	NCL Corp. Ltd.	5.875%	3/15/26	565	566
[8]	Nissan Motor Acceptance Co. LLC	1.050%	3/8/24	3,000	2,964
[8]	Nissan Motor Acceptance Co. LLC	2.450%	9/15/28	1,710	1,669
[8]	Nissan Motor Co. Ltd.	3.043%	9/15/23	7,100	7,287
[8]	Nissan Motor Co. Ltd.	4.345%	9/17/27	3,750	4,049
[5,13]	Nissan Motor Co. Ltd.	3.201%	9/17/28	1,400	1,773
[8]	Penn National Gaming Inc.	5.625%	1/15/27	85	87
	PulteGroup Inc.	5.500%	3/1/26	280	319
	PulteGroup Inc.	5.000%	1/15/27	100	114
[8]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	30	33
[8]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	25	27
[8]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	36	40
	Stanley Black & Decker Inc.	3.400%	3/1/26	265	283
	Stanley Black & Decker Inc.	2.300%	3/15/30	1,126	1,138
	Starbucks Corp.	3.500%	3/1/28	335	363
	Starbucks Corp.	3.500%	11/15/50	600	647
[8]	Stellantis Finance US Inc.	1.711%	1/29/27	760	748
[8]	Thor Industries Inc.	4.000%	10/15/29	365	362
	Toll Brothers Finance Corp.	4.350%	2/15/28	4,320	4,746
	Toll Brothers Finance Corp.	3.800%	11/1/29	2,705	2,918
[5]	Toyota Motor Credit Corp.	2.900%	3/30/23	4,000	4,112
	Toyota Motor Credit Corp.	3.650%	1/8/29	279	311
[8]	Vail Resorts Inc.	6.250%	5/15/25	1,091	1,142
[5,13]	Volkswagen Financial Services AG	2.250%	10/16/26	2,100	2,591
[5,11]	Volkswagen Financial Services NV	1.125%	9/18/23	6,600	8,882
[8]	Volkswagen Group of America Finance LLC	2.900%	5/13/22	3,000	3,022
[8]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	4,000	4,057
[8]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	1,000	1,028
[8]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	5,000	4,857
[5,13]	Volkswagen Leasing GmbH	1.375%	1/20/25	2,142	2,522
[5,13]	Volkswagen Leasing GmbH	0.375%	7/20/26	1,147	1,302
[8]	William Carter Co.	5.500%	5/15/25	230	240
[8]	Williams Scotsman International Inc.	4.625%	8/15/28	129	133
[8]	WMG Acquisition Corp.	3.750%	12/1/29	1,505	1,503
[8]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	485	500
					147,867
Consumer Staples (2.1%)
[8]	7-Eleven Inc.	1.300%	2/10/28	2,650	2,521
[8]	7-Eleven Inc.	1.800%	2/10/31	1,500	1,422
[8]	7-Eleven Inc.	2.800%	2/10/51	4,660	4,325
[8]	Alimentation Couche-Tard Inc.	3.550%	7/26/27	221	237
	Altria Group Inc.	2.350%	5/6/25	1,000	1,024
	Altria Group Inc.	4.400%	2/14/26	2,570	2,822
	Altria Group Inc.	5.800%	2/14/39	2,000	2,408
	Altria Group Inc.	3.400%	2/4/41	6,000	5,532
	Altria Group Inc.	5.375%	1/31/44	325	376
	Altria Group Inc.	5.950%	2/14/49	135	169
	Altria Group Inc.	4.450%	5/6/50	300	312
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	3,090	3,733
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	250	269
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	4,250	5,140
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	198	220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	2,000	2,329
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	150	164
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	750	983
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	1,176
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,117	1,402
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	2,300	2,501
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	545	667
	BAT Capital Corp.	3.215%	9/6/26	200	208
	BAT Capital Corp.	4.390%	8/15/37	1,050	1,108
	BAT Capital Corp.	4.540%	8/15/47	1,550	1,620
	BAT Capital Corp.	3.984%	9/25/50	975	943
	BAT International Finance plc	1.668%	3/25/26	6,660	6,545
[5,11]	BAT International Finance plc	2.250%	9/9/52	500	460
	Coca-Cola Co.	3.000%	3/5/51	1,800	1,910
	Constellation Brands Inc.	3.200%	2/15/23	550	563
	Constellation Brands Inc.	2.875%	5/1/30	4,000	4,101
	Constellation Brands Inc.	3.750%	5/1/50	1,200	1,313
	Costco Wholesale Corp.	1.375%	6/20/27	3,000	2,978
	Dollar General Corp.	4.125%	5/1/28	250	278
	General Mills Inc.	2.600%	10/12/22	5,000	5,069
	General Mills Inc.	2.875%	4/15/30	205	214
	General Mills Inc.	3.000%	2/1/51	1,042	1,044
	Hormel Foods Corp.	0.650%	6/3/24	2,000	1,985
	Hormel Foods Corp.	1.700%	6/3/28	2,200	2,194
	Hormel Foods Corp.	1.800%	6/11/30	90	88
	J M Smucker Co.	3.375%	12/15/27	273	294
	J M Smucker Co.	3.550%	3/15/50	1,200	1,295
	Kellogg Co.	4.500%	4/1/46	530	656
	Keurig Dr Pepper Inc.	3.350%	3/15/51	4,000	4,163
	Kraft Heinz Foods Co.	3.875%	5/15/27	3,935	4,250
	Kraft Heinz Foods Co.	3.750%	4/1/30	1,350	1,459
	Kraft Heinz Foods Co.	4.875%	10/1/49	555	699
	Kroger Co.	2.200%	5/1/30	1,000	996
	Kroger Co.	3.875%	10/15/46	3,125	3,487
[8]	Lamb Weston Holdings Inc.	4.875%	5/15/28	450	488
[13]	Louis Dreyfus Co. Finance BV	2.375%	11/27/25	4,400	5,331
[8]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	5,000	4,875
	Mondelez International Inc.	2.750%	4/13/30	2,807	2,908
	Mondelez International Inc.	1.500%	2/4/31	2,600	2,434
[8]	Nestle Holdings Inc.	1.000%	9/15/27	2,500	2,401
[8]	Nestle Holdings Inc.	4.000%	9/24/48	150	185
	PepsiCo Inc.	4.450%	4/14/46	1,000	1,313
	PepsiCo Inc.	3.450%	10/6/46	1,000	1,129
[8]	Performance Food Group Inc.	4.250%	8/1/29	590	585
	Philip Morris International Inc.	2.100%	5/1/30	200	196
[13]	Philip Morris International Inc.	2.000%	5/9/36	1,400	1,623
	Philip Morris International Inc.	4.250%	11/10/44	2,050	2,340
[8]	Pilgrim's Pride Corp.	3.500%	3/1/32	355	360
[8]	Post Holdings Inc.	5.750%	3/1/27	70	72
[8]	Post Holdings Inc.	5.625%	1/15/28	230	244
[8]	Post Holdings Inc.	5.500%	12/15/29	90	95
	Procter & Gamble Co.	2.800%	3/25/27	130	138
[8]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	230	244
	Reynolds American Inc.	4.450%	6/12/25	599	647
	Tyson Foods Inc.	4.000%	3/1/26	348	378
	Tyson Foods Inc.	4.350%	3/1/29	259	293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tyson Foods Inc.	4.550%	6/2/47	2,000	2,479
	Tyson Foods Inc.	5.100%	9/28/48	910	1,224
	Unilever Capital Corp.	2.600%	5/5/24	400	414
	Unilever Capital Corp.	2.125%	9/6/29	294	297
[5]	Unilever Capital Corp.	2.625%	8/12/51	3,500	3,468
	Walmart Inc.	1.500%	9/22/28	1,810	1,800
	Walmart Inc.	2.650%	9/22/51	2,000	2,044
					129,657
Energy (3.1%)
[8]	Antero Resources Corp.	5.375%	3/1/30	625	668
	Baker Hughes Holdings LLC	1.231%	12/15/23	2,500	2,511
	Baker Hughes Holdings LLC	3.337%	12/15/27	248	265
	BP Capital Markets America Inc.	3.194%	4/6/25	248	261
	BP Capital Markets America Inc.	3.796%	9/21/25	347	374
	BP Capital Markets America Inc.	3.410%	2/11/26	444	475
[5]	BP Capital Markets America Inc.	3.119%	5/4/26	679	719
[5]	BP Capital Markets America Inc.	3.017%	1/16/27	248	262
	BP Capital Markets America Inc.	3.543%	4/6/27	3,000	3,247
	BP Capital Markets America Inc.	4.234%	11/6/28	925	1,048
	BP Capital Markets plc	3.279%	9/19/27	1,024	1,101
[8]	Cameron LNG LLC	3.701%	1/15/39	1,655	1,797
	Canadian Natural Resources Ltd.	2.950%	1/15/23	600	611
	Canadian Natural Resources Ltd.	3.800%	4/15/24	520	545
	Canadian Natural Resources Ltd.	3.850%	6/1/27	3,640	3,914
	Canadian Natural Resources Ltd.	2.950%	7/15/30	2,000	2,044
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,170	1,540
	Cenovus Energy Inc.	4.250%	4/15/27	1,490	1,626
	Cenovus Energy Inc.	2.650%	1/15/32	850	832
	Cenovus Energy Inc.	6.750%	11/15/39	500	679
	Cenovus Energy Inc.	5.400%	6/15/47	1,000	1,245
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	3,000	3,321
	Cheniere Energy Inc.	4.625%	10/15/28	305	324
	Cheniere Energy Partners LP	4.000%	3/1/31	450	473
[8]	Cheniere Energy Partners LP	3.250%	1/31/32	240	243
	Chevron Corp.	2.954%	5/16/26	195	207
	Chevron Corp.	2.978%	5/11/40	500	513
	Chevron USA Inc.	3.250%	10/15/29	1,000	1,085
	Chevron USA Inc.	2.343%	8/12/50	500	462
[8]	Civitas Resources Inc.	5.000%	10/15/26	240	243
[8]	CNX Resources Corp.	6.000%	1/15/29	515	536
[8]	Colgate Energy Partners III LLC	5.875%	7/1/29	615	634
[8]	Comstock Resources Inc.	5.875%	1/15/30	865	886
[8]	ConocoPhillips	3.750%	10/1/27	890	974
[8]	ConocoPhillips	2.400%	2/15/31	350	352
[8]	ConocoPhillips	4.875%	10/1/47	440	581
	ConocoPhillips Co.	4.950%	3/15/26	1,197	1,353
	ConocoPhillips Co.	4.300%	11/15/44	265	319
[8]	Continental Resources Inc.	2.268%	11/15/26	2,000	1,986
	Continental Resources Inc.	4.375%	1/15/28	1,200	1,299
[8]	Continental Resources Inc.	2.875%	4/1/32	2,300	2,251
[8]	Coterra Energy Inc.	3.900%	5/15/27	655	706
[8]	Coterra Energy Inc.	4.375%	3/15/29	2,440	2,742
[8]	CrownRock LP	5.625%	10/15/25	180	185
[8]	CrownRock LP	5.000%	5/1/29	150	156
	DCP Midstream Operating LP	5.625%	7/15/27	59	67
	DCP Midstream Operating LP	5.125%	5/15/29	350	395
	Devon Energy Corp.	5.250%	10/15/27	425	448
	Devon Energy Corp.	5.875%	6/15/28	307	333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Devon Energy Corp.	4.500%	1/15/30	1,038	1,114
	Devon Energy Corp.	5.600%	7/15/41	200	252
	Diamondback Energy Inc.	3.250%	12/1/26	2,217	2,340
	Diamondback Energy Inc.	4.400%	3/24/51	1,740	1,997
[8]	DT Midstream Inc.	4.125%	6/15/29	455	468
[8]	DT Midstream Inc.	4.375%	6/15/31	315	328
[8]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	66	70
	Enbridge Energy Partners LP	5.500%	9/15/40	125	160
	Enbridge Inc.	3.700%	7/15/27	1,200	1,297
	Enbridge Inc.	3.125%	11/15/29	450	472
[8]	Endeavor Energy Resources LP	6.625%	7/15/25	45	48
[8]	Endeavor Energy Resources LP	5.750%	1/30/28	105	112
	Energy Transfer LP	3.900%	5/15/24	280	293
	Energy Transfer LP	5.950%	12/1/25	2,000	2,279
	Energy Transfer LP	4.950%	5/15/28	3,380	3,759
	Energy Transfer LP	4.150%	9/15/29	4,300	4,620
	Energy Transfer LP	3.750%	5/15/30	3,770	4,007
	Energy Transfer LP	6.050%	6/1/41	700	859
	Energy Transfer LP	6.500%	2/1/42	1,400	1,798
	Energy Transfer LP	6.250%	4/15/49	400	523
[8]	EnLink Midstream LLC	5.625%	1/15/28	100	104
	EnLink Midstream LLC	5.375%	6/1/29	260	266
	Enterprise Products Operating LLC	5.950%	2/1/41	380	506
	Enterprise Products Operating LLC	4.850%	3/15/44	2,400	2,889
	Enterprise Products Operating LLC	5.100%	2/15/45	2,000	2,486
	Enterprise Products Operating LLC	4.900%	5/15/46	860	1,046
	Enterprise Products Operating LLC	3.700%	1/31/51	1,000	1,053
	EOG Resources Inc.	3.900%	4/1/35	200	227
[8]	EQM Midstream Partners LP	6.500%	7/1/27	155	174
	EQT Corp.	3.000%	10/1/22	20	20
[8]	EQT Corp.	3.125%	5/15/26	150	154
	EQT Corp.	5.000%	1/15/29	330	367
	Exxon Mobil Corp.	2.610%	10/15/30	1,731	1,796
[13]	Exxon Mobil Corp.	1.408%	6/26/39	1,200	1,309
	Exxon Mobil Corp.	4.227%	3/19/40	2,235	2,640
	Exxon Mobil Corp.	4.114%	3/1/46	1,000	1,169
	Exxon Mobil Corp.	3.452%	4/15/51	655	711
[5,13]	Gazprom PJSC Via Gaz Capital SA	3.125%	11/17/23	300	356
[13]	Gazprom PJSC Via Gaz Capital SA	2.949%	1/24/24	1,800	2,133
[13]	Gazprom PJSC Via Gaz Capital SA	2.250%	11/22/24	500	587
[5]	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	3,776	4,053
[8]	Helmerich & Payne Inc.	2.900%	9/29/31	2,670	2,635
[8]	Hilcorp Energy I LP	5.750%	2/1/29	80	82
[8]	Hilcorp Energy I LP	6.000%	2/1/31	95	98
[5]	KazTransGas JSC	4.375%	9/26/27	1,269	1,383
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	500	531
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	2,891	3,634
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	800	983
[5]	Lukoil International Finance BV	4.750%	11/2/26	1,536	1,643
	Marathon Petroleum Corp.	5.125%	12/15/26	2,290	2,611
	Marathon Petroleum Corp.	6.500%	3/1/41	500	690
	Marathon Petroleum Corp.	4.750%	9/15/44	500	590
	Marathon Petroleum Corp.	5.000%	9/15/54	845	997
[8]	MEG Energy Corp.	6.500%	1/15/25	402	410
[8]	MEG Energy Corp.	5.875%	2/1/29	60	63
	MPLX LP	4.875%	6/1/25	3,000	3,283
	MPLX LP	1.750%	3/1/26	2,650	2,632

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MPLX LP	4.500%	4/15/38	1,850	2,082
	NuStar Logistics LP	5.750%	10/1/25	55	59
	NuStar Logistics LP	6.375%	10/1/30	230	256
	Occidental Petroleum Corp.	5.550%	3/15/26	200	223
	Occidental Petroleum Corp.	3.400%	4/15/26	75	77
	Occidental Petroleum Corp.	3.200%	8/15/26	855	880
	Occidental Petroleum Corp.	3.000%	2/15/27	170	173
	Occidental Petroleum Corp.	4.400%	8/15/49	305	310
	ONEOK Inc.	4.000%	7/13/27	1,000	1,081
	ONEOK Inc.	3.400%	9/1/29	500	518
	ONEOK Inc.	4.950%	7/13/47	500	583
	ONEOK Inc.	5.200%	7/15/48	435	527
	Ovintiv Exploration Inc.	5.375%	1/1/26	945	1,049
[8]	Parkland Corp.	4.500%	10/1/29	300	300
	Phillips 66	3.700%	4/6/23	450	465
	Phillips 66	3.850%	4/9/25	202	215
	Phillips 66	4.650%	11/15/34	1,035	1,215
	Phillips 66 Partners LP	3.605%	2/15/25	305	321
	Phillips 66 Partners LP	3.750%	3/1/28	885	951
	Phillips 66 Partners LP	3.150%	12/15/29	2,569	2,659
	Pioneer Natural Resources Co.	1.900%	8/15/30	2,000	1,899
	Plains All American Pipeline LP	4.650%	10/15/25	2,000	2,182
	Plains All American Pipeline LP	4.500%	12/15/26	4,010	4,402
	Plains All American Pipeline LP	3.550%	12/15/29	1,000	1,040
	Plains All American Pipeline LP	4.900%	2/15/45	410	448
[8]	SA Global Sukuk Ltd.	0.946%	6/17/24	5,893	5,805
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	570	633
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,669	1,915
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	2,964	3,254
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	2,000	2,260
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	475	474
	Shell International Finance BV	2.375%	11/7/29	1,245	1,274
	Shell International Finance BV	4.550%	8/12/43	500	625
	Shell International Finance BV	4.375%	5/11/45	500	609
	Shell International Finance BV	3.750%	9/12/46	550	619
	Shell International Finance BV	3.125%	11/7/49	1,300	1,340
	Southwestern Energy Co.	4.750%	2/1/32	235	248
	Spectra Energy Partners LP	4.500%	3/15/45	300	346
	Suncor Energy Inc.	3.100%	5/15/25	1,485	1,554
	Suncor Energy Inc.	6.500%	6/15/38	855	1,172
	Suncor Energy Inc.	3.750%	3/4/51	1,430	1,550
[8]	Tap Rock Resources LLC	7.000%	10/1/26	420	436
	Targa Resources Partners LP	6.500%	7/15/27	120	129
	TotalEnergies Capital International SA	2.829%	1/10/30	200	210
	TransCanada PipeLines Ltd.	1.000%	10/12/24	3,000	2,979
	TransCanada PipeLines Ltd.	4.875%	1/15/26	244	272
	TransCanada PipeLines Ltd.	4.250%	5/15/28	155	173
	TransCanada PipeLines Ltd.	2.500%	10/12/31	3,000	2,983
	TransCanada PipeLines Ltd.	4.625%	3/1/34	1,155	1,360
	TransCanada PipeLines Ltd.	6.200%	10/15/37	900	1,226
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,000	1,250
	TransCanada PipeLines Ltd.	4.875%	5/15/48	500	638
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	75	82
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	780	822
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	486

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Valero Energy Corp.	4.350%	6/1/28	300	331
	Valero Energy Corp.	4.900%	3/15/45	100	119
	Valero Energy Corp.	3.650%	12/1/51	5,290	5,263
[8]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	475	494
	Western Midstream Operating LP	5.300%	2/1/30	160	176
	Williams Cos. Inc.	6.300%	4/15/40	200	271
	Williams Cos. Inc.	5.100%	9/15/45	535	660
					189,898
Financials (9.7%)
	AerCap Ireland Capital DAC	4.500%	9/15/23	4,525	4,749
	AerCap Ireland Capital DAC	1.150%	10/29/23	10,000	9,958
	AerCap Ireland Capital DAC	1.650%	10/29/24	7,000	6,991
	AerCap Ireland Capital DAC	4.450%	4/3/26	2,050	2,227
	AerCap Ireland Capital DAC	2.450%	10/29/26	2,500	2,519
	AerCap Ireland Capital DAC	3.000%	10/29/28	6,400	6,496
	AerCap Ireland Capital DAC	3.300%	1/30/32	11,000	11,218
	AerCap Ireland Capital DAC	3.850%	10/29/41	5,200	5,397
	Aflac Inc.	1.125%	3/15/26	910	896
	Aflac Inc.	4.750%	1/15/49	850	1,131
[5]	Air Lease Corp.	2.875%	1/15/26	1,600	1,650
[5]	Air Lease Corp.	3.750%	6/1/26	1,269	1,353
	Air Lease Corp.	3.125%	12/1/30	2,000	2,042
[8]	Alliant Holdings Intermediate LLC	6.750%	10/15/27	345	358
	Ally Financial Inc.	1.450%	10/2/23	1,545	1,550
	American Express Co.	3.400%	2/22/24	331	347
	American Express Co.	2.500%	7/30/24	354	366
	American Express Co.	3.000%	10/30/24	5,726	6,002
	American International Group Inc.	2.500%	6/30/25	245	253
	American International Group Inc.	4.500%	7/16/44	1,367	1,685
	American International Group Inc.	4.800%	7/10/45	715	907
	American International Group Inc.	4.375%	6/30/50	1,716	2,137
	Ameriprise Financial Inc.	3.700%	10/15/24	207	221
	Ameriprise Financial Inc.	3.000%	4/2/25	694	725
	Aon Corp.	2.800%	5/15/30	200	206
	Aon plc	4.600%	6/14/44	478	589
	Aon plc	4.750%	5/15/45	505	630
[5,13]	ASB Finance Ltd.	0.250%	9/8/28	3,400	3,775
[5,13]	ASB Finance Ltd.	0.500%	9/24/29	1,402	1,571
[8]	Athene Global Funding	0.950%	1/8/24	2,000	1,988
[5,13]	Athene Global Funding	1.125%	9/2/25	5,830	6,808
[5,11]	Athene Global Funding	1.875%	11/30/28	700	930
[8]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	5,200	5,329
[10,12]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	2.040%	7/26/29	8,000	5,965
[11]	Aviva plc	6.125%	11/14/36	1,790	2,828
[8]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	2,000	1,965
[8]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	2,175	2,317
[5,11]	AXA SA	5.625%	1/16/54	1,000	1,654
	Banco Santander SA	2.746%	5/28/25	200	207
	Banco Santander SA	3.490%	5/28/30	200	212
	Banco Santander SA	2.749%	12/3/30	2,130	2,083
[5]	Bank of America Corp.	2.816%	7/21/23	4,002	4,047
[5]	Bank of America Corp.	3.864%	7/23/24	2,610	2,720
[5]	Bank of America Corp.	0.810%	10/24/24	5,000	4,966
[5]	Bank of America Corp.	4.000%	1/22/25	1,000	1,069
[5]	Bank of America Corp.	0.981%	9/25/25	4,000	3,953

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Bank of America Corp.	3.093%	10/1/25	479	499
[5]	Bank of America Corp.	3.366%	1/23/26	4,099	4,315
[5]	Bank of America Corp.	2.015%	2/13/26	356	361
[5]	Bank of America Corp.	1.319%	6/19/26	1,755	1,737
[5]	Bank of America Corp.	3.559%	4/23/27	242	259
	Bank of America Corp.	1.734%	7/22/27	6,520	6,471
[5]	Bank of America Corp.	3.824%	1/20/28	433	469
[5]	Bank of America Corp.	3.705%	4/24/28	244	265
[5]	Bank of America Corp.	3.419%	12/20/28	520	556
[5]	Bank of America Corp.	3.970%	3/5/29	1,635	1,790
[5]	Bank of America Corp.	2.087%	6/14/29	5,000	4,971
[5]	Bank of America Corp.	4.271%	7/23/29	201	224
[5]	Bank of America Corp.	3.194%	7/23/30	1,050	1,107
[5]	Bank of America Corp.	1.898%	7/23/31	1,550	1,486
[5,13]	Bank of America Corp.	0.654%	10/26/31	1,300	1,439
	Bank of America Corp.	2.687%	4/22/32	2,500	2,539
	Bank of America Corp.	2.299%	7/21/32	6,800	6,678
[5]	Bank of America Corp.	2.676%	6/19/41	1,700	1,634
	Bank of America Corp.	3.311%	4/22/42	400	420
[5]	Bank of America Corp.	4.875%	4/1/44	1,000	1,303
[5]	Bank of America Corp.	3.946%	1/23/49	1,000	1,167
[5]	Bank of America Corp.	4.083%	3/20/51	2,000	2,404
[5]	Bank of America Corp.	2.831%	10/24/51	1,000	981
[5]	Bank of Montreal	3.300%	2/5/24	431	451
[5]	Bank of New York Mellon Corp.	2.100%	10/24/24	200	205
	Bank of Nova Scotia	2.200%	2/3/25	278	285
	Bank of Nova Scotia	2.700%	8/3/26	269	281
[8]	Bank of Nova Scotia	1.188%	10/13/26	1,420	1,397
	Barclays plc	3.684%	1/10/23	5,000	5,002
	Barclays plc	4.375%	9/11/24	510	544
	Barclays plc	1.007%	12/10/24	3,820	3,792
[5]	Barclays plc	3.932%	5/7/25	1,200	1,263
[5]	Barclays plc	2.852%	5/7/26	414	427
	Barclays plc	5.200%	5/12/26	2,000	2,238
	Barclays plc	4.337%	1/10/28	2,844	3,113
	Barclays plc	3.564%	9/23/35	1,000	1,024
	Barclays plc	3.330%	11/24/42	6,000	6,093
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	420	510
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	3,300	3,071
	BlackRock Inc.	3.200%	3/15/27	200	216
[5,13]	Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	1,800	2,082
[8]	BNP Paribas SA	2.219%	6/9/26	1,360	1,374
[8]	BNP Paribas SA	1.323%	1/13/27	2,770	2,695
[5,13]	BNP Paribas SA	1.125%	1/15/32	1,200	1,366
[8]	BPCE SA	3.250%	1/11/28	200	213
	Brookfield Asset Management Inc.	4.000%	1/15/25	200	214
	Brookfield Finance Inc.	3.900%	1/25/28	200	220
[5]	Capital One Bank USA NA	2.280%	1/28/26	1,853	1,889
	Cboe Global Markets Inc.	1.625%	12/15/30	3,740	3,553
[13]	CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund	0.500%	1/27/28	2,800	3,104
	Charles Schwab Corp.	0.750%	3/18/24	2,200	2,190
	Charles Schwab Corp.	3.850%	5/21/25	422	455
	Charles Schwab Corp.	3.300%	4/1/27	200	215
	Charles Schwab Corp.	3.200%	1/25/28	206	221
	Chubb INA Holdings Inc.	3.350%	5/15/24	270	285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,710	2,125
	Citigroup Inc.	0.981%	5/1/25	3,625	3,599
[5]	Citigroup Inc.	3.106%	4/8/26	210	220
	Citigroup Inc.	3.400%	5/1/26	331	355
	Citigroup Inc.	3.200%	10/21/26	1,524	1,615
	Citigroup Inc.	4.450%	9/29/27	1,907	2,126
[5]	Citigroup Inc.	3.887%	1/10/28	200	217
[5]	Citigroup Inc.	3.668%	7/24/28	1,198	1,292
[5]	Citigroup Inc.	3.520%	10/27/28	200	214
[5]	Citigroup Inc.	3.980%	3/20/30	207	228
[5]	Citigroup Inc.	4.412%	3/31/31	248	283
[5]	Citigroup Inc.	2.572%	6/3/31	650	655
	Citigroup Inc.	2.561%	5/1/32	3,000	3,017
[5]	Citigroup Inc.	3.878%	1/24/39	1,500	1,701
	Citigroup Inc.	4.650%	7/23/48	1,000	1,288
[8]	Coinbase Global Inc.	3.625%	10/1/31	355	327
[5,10,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	1.862%	9/10/30	6,800	5,036
[8]	Cooperatieve Rabobank UA	2.625%	7/22/24	200	207
[5]	Credit Suisse AG	3.625%	9/9/24	556	590
[5,13]	Credit Suisse Group AG	0.650%	1/14/28	1,600	1,802
[5,11]	Credit Suisse Group AG	2.250%	6/9/28	1,700	2,300
[8]	Credit Suisse Group AG	3.091%	5/14/32	3,300	3,355
[8]	Danske Bank A/S	1.171%	12/8/23	4,000	3,999
[5,11]	Danske Bank A/S	2.250%	1/14/28	2,300	3,125
[5]	Deutsche Bank AG	0.962%	11/8/23	18,400	18,354
[5]	Deutsche Bank AG	2.222%	9/18/24	1,350	1,368
	Deutsche Bank AG	2.129%	11/24/26	1,870	1,868
	Deutsche Bank AG	2.311%	11/16/27	3,400	3,399
	Deutsche Bank AG	3.035%	5/28/32	4,000	4,029
[5]	Development Bank of Kazakhstan JSC	4.125%	12/10/22	8,118	8,310
[8]	Development Bank of Kazakhstan JSC	2.950%	5/6/31	1,024	1,020
[5]	Discover Bank	4.250%	3/13/26	2,700	2,949
	Enstar Group Ltd.	4.950%	6/1/29	1,630	1,821
	Equitable Holdings Inc.	5.000%	4/20/48	290	363
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,500	1,577
	Fidelity National Financial Inc.	3.200%	9/17/51	3,645	3,498
	FS KKR Capital Corp.	3.400%	1/15/26	1,200	1,223
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	2,701	3,239
[5]	Goldman Sachs Group Inc.	2.905%	7/24/23	10,015	10,127
	Goldman Sachs Group Inc.	3.500%	1/23/25	359	379
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,859	1,984
[5]	Goldman Sachs Group Inc.	3.272%	9/29/25	253	265
[5,11]	Goldman Sachs Group Inc.	1.000%	12/16/25	5,600	7,421
	Goldman Sachs Group Inc.	3.750%	2/25/26	207	223
[5]	Goldman Sachs Group Inc.	1.093%	12/9/26	1,430	1,393
	Goldman Sachs Group Inc.	3.850%	1/26/27	200	215
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,865	3,786
[5]	Goldman Sachs Group Inc.	3.691%	6/5/28	344	371
[5]	Goldman Sachs Group Inc.	4.223%	5/1/29	1,750	1,945
	Goldman Sachs Group Inc.	2.600%	2/7/30	207	210
	Goldman Sachs Group Inc.	1.992%	1/27/32	4,000	3,828
	Goldman Sachs Group Inc.	2.615%	4/22/32	2,000	2,010
	Goldman Sachs Group Inc.	2.650%	10/21/32	3,350	3,372
[5,13]	Goldman Sachs Group Inc.	1.000%	3/18/33	900	1,006

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	958	1,143
	Goldman Sachs Group Inc.	3.210%	4/22/42	1,500	1,553
	HSBC Holdings plc	0.976%	5/24/25	2,900	2,865
[5]	HSBC Holdings plc	2.633%	11/7/25	1,670	1,715
	HSBC Holdings plc	4.300%	3/8/26	215	235
[5]	HSBC Holdings plc	1.645%	4/18/26	1,905	1,892
	HSBC Holdings plc	3.900%	5/25/26	257	278
[5]	HSBC Holdings plc	2.099%	6/4/26	4,449	4,476
[5]	HSBC Holdings plc	4.292%	9/12/26	200	216
	HSBC Holdings plc	1.589%	5/24/27	2,910	2,843
[11]	HSBC Holdings plc	1.750%	7/24/27	2,000	2,672
[5]	HSBC Holdings plc	4.041%	3/13/28	652	705
[5]	HSBC Holdings plc	2.013%	9/22/28	2,000	1,958
[5]	HSBC Holdings plc	4.583%	6/19/29	348	390
[5]	HSBC Holdings plc	3.973%	5/22/30	248	270
[5]	HSBC Holdings plc	2.357%	8/18/31	1,000	977
	HSBC Holdings plc	2.804%	5/24/32	3,100	3,115
[5,11]	HSBC Holdings plc	6.000%	3/29/40	500	939
	ING Groep NV	3.950%	3/29/27	214	235
	ING Groep NV	4.050%	4/9/29	236	264
	Intercontinental Exchange Inc.	0.700%	6/15/23	2,120	2,118
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,730	1,681
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,470	1,453
[8]	Intesa Sanpaolo SpA	3.250%	9/23/24	500	520
[8]	Intesa Sanpaolo SpA	4.000%	9/23/29	200	215
	Invesco Finance plc	4.000%	1/30/24	200	211
	Invesco Finance plc	5.375%	11/30/43	590	779
[13]	JAB Holdings BV	3.375%	4/17/35	700	951
[13]	JAB Holdings BV	2.250%	12/19/39	500	589
[5]	JPMorgan Chase & Co.	4.023%	12/5/24	7,223	7,608
[5]	JPMorgan Chase & Co.	3.220%	3/1/25	284	295
	JPMorgan Chase & Co.	3.900%	7/15/25	256	277
[5]	JPMorgan Chase & Co.	2.005%	3/13/26	2,110	2,136
	JPMorgan Chase & Co.	3.200%	6/15/26	303	322
	JPMorgan Chase & Co.	1.578%	4/22/27	4,000	3,953
[5]	JPMorgan Chase & Co.	3.782%	2/1/28	207	224
[5]	JPMorgan Chase & Co.	3.540%	5/1/28	3,807	4,097
[5]	JPMorgan Chase & Co.	3.509%	1/23/29	473	507
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	384	424
[5]	JPMorgan Chase & Co.	4.452%	12/5/29	200	227
[5]	JPMorgan Chase & Co.	2.739%	10/15/30	229	235
	JPMorgan Chase & Co.	2.580%	4/22/32	3,500	3,544
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	2,750	3,115
	JPMorgan Chase & Co.	2.525%	11/19/41	2,620	2,494
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	660	773
[5]	JPMorgan Chase & Co.	3.109%	4/22/51	3,600	3,715
	JPMorgan Chase & Co.	3.328%	4/22/52	1,750	1,887
[5]	KeyBank NA	3.300%	6/1/25	200	213
	Lazard Group LLC	4.500%	9/19/28	262	299
	Lloyds Banking Group plc	0.695%	5/11/24	9,840	9,797
	Lloyds Banking Group plc	4.450%	5/8/25	240	261
[5]	Lloyds Banking Group plc	3.870%	7/9/25	1,593	1,684
	Lloyds Banking Group plc	3.750%	1/11/27	576	623
	Lloyds Banking Group plc	4.375%	3/22/28	248	279
	Lloyds Banking Group plc	4.550%	8/16/28	200	228
[5,10,12]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 1.400%	1.458%	3/7/25	1,000	740
[8]	Macquarie Group Ltd.	1.340%	1/12/27	4,800	4,672

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	343	362
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	254	269
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	336	384
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	3,250	3,249
	Mastercard Inc.	3.300%	3/26/27	200	216
	Mastercard Inc.	3.650%	6/1/49	614	711
	Mastercard Inc.	2.950%	3/15/51	2,000	2,083
	MetLife Inc.	4.550%	3/23/30	2,055	2,431
	MetLife Inc.	4.125%	8/13/42	1,000	1,183
[8]	Midcap Financial Issuer Trust	5.625%	1/15/30	347	348
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	200	204
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	753	806
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	1,000	994
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	360	394
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	265	280
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	8,400	8,292
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	515	583
[5]	Mizuho Financial Group Inc.	2.555%	9/13/25	248	255
	Mizuho Financial Group Inc.	1.234%	5/22/27	4,540	4,399
[5]	Mizuho Financial Group Inc.	3.153%	7/16/30	200	210
	Morgan Stanley	2.750%	5/19/22	2,100	2,118
[5]	Morgan Stanley	3.125%	1/23/23	2,597	2,661
[5]	Morgan Stanley	0.560%	11/10/23	4,127	4,120
[5]	Morgan Stanley	2.720%	7/22/25	7,830	8,071
[5]	Morgan Stanley	4.000%	7/23/25	244	265
[5]	Morgan Stanley	3.875%	1/27/26	707	767
[5]	Morgan Stanley	2.188%	4/28/26	2,070	2,110
	Morgan Stanley	3.625%	1/20/27	573	622
	Morgan Stanley	1.593%	5/4/27	3,900	3,860
[5]	Morgan Stanley	3.591%	7/22/28	751	810
[5]	Morgan Stanley	2.699%	1/22/31	500	512
[5]	Morgan Stanley	3.622%	4/1/31	265	289
[5]	Morgan Stanley	1.794%	2/13/32	4,500	4,264
[5]	Morgan Stanley	3.971%	7/22/38	1,000	1,138
[5]	Morgan Stanley	4.457%	4/22/39	525	630
	Morgan Stanley	3.217%	4/22/42	1,735	1,820
	Morgan Stanley	4.300%	1/27/45	725	891
[5]	Morgan Stanley	2.802%	1/25/52	1,215	1,193
	Nasdaq Inc.	2.500%	12/21/40	1,675	1,550
	NatWest Group plc	3.875%	9/12/23	600	626
[5]	NatWest Group plc	4.269%	3/22/25	700	741
[5]	NatWest Group plc	3.073%	5/22/28	1,175	1,224
[5,11]	NIBC Bank NV	3.125%	11/15/23	2,700	3,766
[5,13]	Phoenix Group Holdings plc	4.375%	1/24/29	1,600	2,111
[5]	PNC Bank NA	2.950%	2/23/25	259	272
[5]	PNC Bank NA	3.100%	10/25/27	262	281
[5]	PNC Bank NA	3.250%	1/22/28	250	268
[5]	PNC Bank NA	2.700%	10/22/29	200	206
	PNC Financial Services Group Inc.	3.450%	4/23/29	403	439
[8]	Protective Life Corp.	4.300%	9/30/28	200	226
	Prudential Financial Inc.	3.935%	12/7/49	2,530	2,963
[5]	Prudential Financial Inc.	4.350%	2/25/50	500	624
[8]	Rocket Mortgage LLC	4.000%	10/15/33	240	243
[11]	Rothesay Life plc	8.000%	10/30/25	1,189	1,937
[5]	Royal Bank of Canada	2.550%	7/16/24	1,520	1,571
	Santander Holdings USA Inc.	3.500%	6/7/24	290	302
	Santander Holdings USA Inc.	4.400%	7/13/27	1,746	1,919
	Santander UK Group Holdings plc	1.673%	6/14/27	4,500	4,411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7,10,14,15]	Setanta Aircraft Leasing DAC Bank Loan, 2M USD LIBOR + 2.000%	—%	11/5/28	1,745	1,744
[8]	Standard Chartered plc	1.319%	10/14/23	1,260	1,262
	State Street Corp.	2.825%	3/30/23	200	201
	State Street Corp.	3.300%	12/16/24	289	308
	State Street Corp.	3.550%	8/18/25	282	304
[5]	State Street Corp.	2.354%	11/1/25	244	251
	State Street Corp.	3.152%	3/30/31	223	241
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	220	225
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	290	313
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	427	443
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	215
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	588	614
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	273	279
	SVB Financial Group	2.100%	5/15/28	3,775	3,778
	Synchrony Financial	3.950%	12/1/27	6,640	7,139
[5]	Toronto-Dominion Bank	2.650%	6/12/24	146	151
[5]	Toronto-Dominion Bank	1.150%	6/12/25	230	228
[5]	Truist Bank	3.200%	4/1/24	517	541
[5]	Truist Bank	1.500%	3/10/25	200	201
[5]	Truist Bank	3.625%	9/16/25	250	268
[5,13]	UniCredit SpA	1.200%	1/20/26	5,834	6,744
[5]	US Bancorp	3.700%	1/30/24	366	386
	US Bancorp	2.400%	7/30/24	99	102
[5]	US Bancorp	3.150%	4/27/27	256	275
[5]	US Bancorp	3.000%	7/30/29	200	211
	Visa Inc.	1.900%	4/15/27	200	203
[5]	Wells Fargo & Co.	3.000%	2/19/25	544	568
[5]	Wells Fargo & Co.	2.164%	2/11/26	3,256	3,310
	Wells Fargo & Co.	3.000%	4/22/26	504	530
[5]	Wells Fargo & Co.	2.188%	4/30/26	3,600	3,668
	Wells Fargo & Co.	3.000%	10/23/26	545	573
[5]	Wells Fargo & Co.	3.196%	6/17/27	200	211
[5]	Wells Fargo & Co.	4.300%	7/22/27	4,500	5,030
[5]	Wells Fargo & Co.	3.584%	5/22/28	244	262
[5]	Wells Fargo & Co.	2.879%	10/30/30	2,332	2,425
[5]	Wells Fargo & Co.	3.068%	4/30/41	2,750	2,813
[5]	Wells Fargo & Co.	4.650%	11/4/44	1,000	1,212
[5]	Wells Fargo & Co.	4.400%	6/14/46	750	888
[5]	Wells Fargo & Co.	5.013%	4/4/51	450	615
[5,11]	Wells Fargo Bank NA	5.250%	8/1/23	6,550	9,386
[8]	Westpac Banking Corp.	1.552%	9/30/26	640	641
[5,12]	Westpac Banking Corp.	4.334%	8/16/29	1,920	1,471
[5]	Westpac Banking Corp.	2.894%	2/4/30	2,700	2,757
	Westpac Banking Corp.	2.963%	11/16/40	1,175	1,150
	Willis North America Inc.	2.950%	9/15/29	1,585	1,627
	Willis North America Inc.	3.875%	9/15/49	680	739
					599,146
Health Care (3.0%)
	Abbott Laboratories	4.900%	11/30/46	1,019	1,399
	AbbVie Inc.	2.600%	11/21/24	1,573	1,631
	AbbVie Inc.	3.800%	3/15/25	1,188	1,267
	AbbVie Inc.	2.950%	11/21/26	1,813	1,910
	AbbVie Inc.	3.200%	11/21/29	313	335
	AbbVie Inc.	4.050%	11/21/39	1,265	1,450
	AbbVie Inc.	4.875%	11/14/48	4,895	6,336
	AbbVie Inc.	4.250%	11/21/49	725	870
[5]	AdventHealth Obligated Group	2.795%	11/15/51	5,700	5,632

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Allina Health System	3.887%	4/15/49	1,135	1,332
	AmerisourceBergen Corp.	4.300%	12/15/47	3,400	3,990
	Amgen Inc.	2.200%	2/21/27	2,609	2,669
	Amgen Inc.	3.150%	2/21/40	2,250	2,303
	Amgen Inc.	3.375%	2/21/50	750	779
	Amgen Inc.	4.663%	6/15/51	500	637
	Anthem Inc.	3.650%	12/1/27	1,985	2,179
	Anthem Inc.	3.125%	5/15/50	2,450	2,523
	AstraZeneca Finance LLC	1.200%	5/28/26	1,000	988
	AstraZeneca Finance LLC	1.750%	5/28/28	1,800	1,788
[8]	Avantor Funding Inc.	3.875%	11/1/29	851	860
[8]	Bausch Health Cos. Inc.	6.125%	4/15/25	222	227
[8]	Bausch Health Cos. Inc.	5.500%	11/1/25	45	46
[8]	Bausch Health Cos. Inc.	5.750%	8/15/27	95	99
[8]	Bausch Health Cos. Inc.	7.000%	1/15/28	220	221
[8]	Bausch Health Cos. Inc.	5.250%	2/15/31	210	185
[8]	Baxter International Inc.	2.272%	12/1/28	2,820	2,843
[8]	Baxter International Inc.	3.132%	12/1/51	3,500	3,611
	Becton Dickinson & Co.	3.700%	6/6/27	338	369
	Becton Dickinson & Co.	4.669%	6/6/47	300	378
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	3,635	3,607
	Boston Scientific Corp.	1.900%	6/1/25	1,000	1,013
	Boston Scientific Corp.	4.000%	3/1/29	500	555
	Boston Scientific Corp.	4.550%	3/1/39	800	957
	Bristol-Myers Squibb Co.	3.875%	8/15/25	95	103
	Bristol-Myers Squibb Co.	3.900%	2/20/28	195	217
	Bristol-Myers Squibb Co.	3.400%	7/26/29	2,962	3,240
	Bristol-Myers Squibb Co.	1.450%	11/13/30	75	71
	Bristol-Myers Squibb Co.	4.550%	2/20/48	875	1,118
	Bristol-Myers Squibb Co.	4.250%	10/26/49	450	557
	Bristol-Myers Squibb Co.	2.550%	11/13/50	1,500	1,423
	Centene Corp.	2.450%	7/15/28	2,990	2,958
	Centene Corp.	3.000%	10/15/30	140	142
	Centene Corp.	2.625%	8/1/31	1,290	1,269
[5]	Children's Hospital of Philadelphia	2.704%	7/1/50	2,850	2,780
[5]	CHRISTUS Health	4.341%	7/1/28	200	225
	Cigna Corp.	3.750%	7/15/23	1,084	1,128
	Cigna Corp.	1.250%	3/15/26	1,500	1,481
	Cigna Corp.	4.800%	8/15/38	1,730	2,126
	Cigna Corp.	3.400%	3/15/51	3,550	3,732
[5]	City of Hope	4.378%	8/15/48	80	100
	CommonSpirit Health	2.760%	10/1/24	615	635
	CVS Health Corp.	2.625%	8/15/24	200	207
	CVS Health Corp.	4.100%	3/25/25	413	445
	CVS Health Corp.	3.875%	7/20/25	645	694
	CVS Health Corp.	3.625%	4/1/27	1,419	1,539
	CVS Health Corp.	3.250%	8/15/29	25	27
	CVS Health Corp.	4.780%	3/25/38	4,150	5,057
	CVS Health Corp.	2.700%	8/21/40	1,300	1,249
	CVS Health Corp.	5.050%	3/25/48	400	523
	CVS Health Corp.	4.250%	4/1/50	400	483
	DH Europe Finance II Sarl	2.200%	11/15/24	290	297
	DH Europe Finance II Sarl	2.600%	11/15/29	500	516
	DH Europe Finance II Sarl	3.400%	11/15/49	1,120	1,220
	Eli Lilly & Co.	3.375%	3/15/29	200	219
	Eli Lilly & Co.	2.500%	9/15/60	1,800	1,688
	Encompass Health Corp.	4.500%	2/1/28	420	433
	Gilead Sciences Inc.	0.750%	9/29/23	3,224	3,209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	3.500%	2/1/25	675	714
	Gilead Sciences Inc.	3.650%	3/1/26	433	467
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	298	333
	GlaxoSmithKline Capital plc	3.000%	6/1/24	4,932	5,151
	HCA Inc.	5.375%	2/1/25	275	302
	HCA Inc.	5.250%	6/15/26	757	852
	HCA Inc.	5.250%	6/15/49	975	1,257
[8]	Hill-Rom Holdings Inc.	4.375%	9/15/27	495	518
	Johnson & Johnson	2.450%	9/1/60	1,700	1,607
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,550	3,784
[7,10,14,15]	Medline Borrower LP Bank Loan, 12M USD LIBOR + 3.250%	—%	10/23/28	450	450
	Medtronic Inc.	4.625%	3/15/45	500	656
	Merck & Co. Inc.	1.700%	6/10/27	2,455	2,471
	Merck & Co. Inc.	1.900%	12/10/28	2,765	2,777
	Merck & Co. Inc.	3.400%	3/7/29	631	688
	Merck & Co. Inc.	2.150%	12/10/31	5,415	5,431
	Merck & Co. Inc.	4.000%	3/7/49	925	1,126
[5]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,200	1,302
[13]	Mylan Inc.	2.125%	5/23/25	5,170	6,227
	Mylan Inc.	4.550%	4/15/28	200	224
	Mylan Inc.	5.200%	4/15/48	3,575	4,427
	Novartis Capital Corp.	2.000%	2/14/27	1,000	1,019
	Novartis Capital Corp.	2.750%	8/14/50	850	861
[8]	Option Care Health Inc.	4.375%	10/31/29	340	341
[8]	Organon & Co.	4.125%	4/30/28	505	518
[8]	Organon & Co.	5.125%	4/30/31	300	313
	Pfizer Inc.	3.450%	3/15/29	382	421
	Pfizer Inc.	1.700%	5/28/30	200	196
	Pfizer Inc.	2.550%	5/28/40	1,546	1,537
[8]	Roche Holdings Inc.	1.930%	12/13/28	6,000	6,035
[8]	Roche Holdings Inc.	2.076%	12/13/31	4,255	4,243
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	642	681
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	248	242
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	4,000	4,028
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,500	1,521
[8]	Tenet Healthcare Corp.	4.625%	9/1/24	15	15
[8]	Tenet Healthcare Corp.	7.500%	4/1/25	15	16
[8]	Tenet Healthcare Corp.	4.875%	1/1/26	630	647
[8]	Tenet Healthcare Corp.	6.250%	2/1/27	205	212
[8]	Tenet Healthcare Corp.	4.250%	6/1/29	253	258
[13]	Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	1,000	1,160
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	1,000	994
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	2,000	1,971
[5,13]	Thermo Fisher Scientific Inc.	1.500%	10/1/39	200	230
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	2,000	2,020
	UnitedHealth Group Inc.	2.375%	8/15/24	1,275	1,320
	UnitedHealth Group Inc.	3.850%	6/15/28	245	273
	UnitedHealth Group Inc.	2.750%	5/15/40	850	857
	UnitedHealth Group Inc.	4.375%	3/15/42	1,170	1,423
	UnitedHealth Group Inc.	3.250%	5/15/51	1,750	1,895
[13]	Upjohn Finance BV	1.908%	6/23/32	1,200	1,429
[5,13]	Utah Acquisition Sub Inc.	2.250%	11/22/24	600	722
	Utah Acquisition Sub Inc.	3.950%	6/15/26	200	216
	Viatris Inc.	2.300%	6/22/27	200	202
	Viatris Inc.	2.700%	6/22/30	3,160	3,172
	Viatris Inc.	3.850%	6/22/40	5,450	5,813

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zoetis Inc.	3.000%	5/15/50	1,670	1,745
					185,410
Industrials (2.8%)
[5]	3M Co.	2.250%	9/19/26	100	104
	3M Co.	3.700%	4/15/50	796	942
[8]	Air Canada	3.875%	8/15/26	390	399
[8]	Airbus SE	3.150%	4/10/27	221	234
[5,13]	Airbus SE	2.375%	6/9/40	600	762
[8]	Allison Transmission Inc.	4.750%	10/1/27	525	546
[8]	American Airlines Inc.	11.750%	7/15/25	215	267
[8]	American Airlines Inc.	5.500%	4/20/26	540	562
[8]	American Airlines Inc.	5.750%	4/20/29	1,230	1,315
[8]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	310	317
[8]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	750	749
[8]	Aramark Services Inc.	6.375%	5/1/25	470	491
[8]	Aramark Services Inc.	5.000%	2/1/28	60	62
[5,12]	Aurizon Finance Pty. Ltd.	3.000%	3/9/28	3,900	2,742
[5,12]	Aurizon Network Pty. Ltd.	4.000%	6/21/24	2,500	1,904
	Boeing Co.	2.700%	5/1/22	365	368
	Boeing Co.	2.800%	3/1/24	245	252
	Boeing Co.	4.875%	5/1/25	1,779	1,948
	Boeing Co.	2.750%	2/1/26	2,330	2,400
	Boeing Co.	2.250%	6/15/26	790	794
	Boeing Co.	2.700%	2/1/27	1,420	1,448
	Boeing Co.	5.040%	5/1/27	248	280
	Boeing Co.	3.450%	11/1/28	2,400	2,519
	Boeing Co.	3.200%	3/1/29	1,780	1,840
	Boeing Co.	5.150%	5/1/30	829	967
	Boeing Co.	5.705%	5/1/40	1,650	2,120
	Boeing Co.	5.805%	5/1/50	4,046	5,477
	Boeing Co.	5.930%	5/1/60	925	1,282
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,000	1,309
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	304	342
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,520	1,576
	Canadian Pacific Railway Co.	1.750%	12/2/26	1,720	1,728
	Canadian Pacific Railway Co.	2.450%	12/2/31	4,780	4,865
	Canadian Pacific Railway Co.	4.800%	8/1/45	4,600	5,909
[8]	Cargo Aircraft Management Inc.	4.750%	2/1/28	510	520
	Carrier Global Corp.	2.242%	2/15/25	496	508
	Carrier Global Corp.	3.377%	4/5/40	2,825	2,947
[5]	Caterpillar Financial Services Corp.	2.625%	3/1/23	180	184
[5]	Caterpillar Financial Services Corp.	2.150%	11/8/24	200	206
[5]	Caterpillar Financial Services Corp.	1.100%	9/14/27	4,935	4,792
	Caterpillar Inc.	3.250%	4/9/50	2,000	2,210
[8]	Clark Equipment Co.	5.875%	6/1/25	170	176
[8]	Clean Harbors Inc.	4.875%	7/15/27	480	496
	CSX Corp.	3.250%	6/1/27	253	272
	CSX Corp.	4.250%	3/15/29	2,860	3,232
	CSX Corp.	4.750%	11/15/48	2,000	2,596
	CSX Corp.	3.800%	4/15/50	900	1,030
	CSX Corp.	2.500%	5/15/51	1,000	926
[8]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	10,185	10,187
[8]	Delta Air Lines Inc.	7.000%	5/1/25	735	841
[8]	Delta Air Lines Inc.	4.500%	10/20/25	2,249	2,366
[8]	Delta Air Lines Inc.	4.750%	10/20/28	11,679	12,775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delta Air Lines Inc.	3.750%	10/28/29	325	333
	Embraer SA	5.150%	6/15/22	1,400	1,420
	Emerson Electric Co.	1.800%	10/15/27	200	201
[13]	FedEx Corp.	0.950%	5/4/33	482	527
	FedEx Corp.	3.250%	5/15/41	2,020	2,067
	FedEx Corp.	3.875%	8/1/42	300	329
	FedEx Corp.	5.250%	5/15/50	900	1,206
	General Dynamics Corp.	2.625%	11/15/27	200	209
	General Dynamics Corp.	3.750%	5/15/28	200	221
	General Dynamics Corp.	4.250%	4/1/40	1,720	2,103
	General Dynamics Corp.	4.250%	4/1/50	520	666
[5]	General Electric Co.	6.750%	3/15/32	1,189	1,621
[5,11]	Heathrow Funding Ltd.	6.750%	12/3/26	895	1,468
[8]	Hertz Corp.	4.625%	12/1/26	120	121
[8]	Hertz Corp.	5.000%	12/1/29	120	120
	Honeywell International Inc.	1.950%	6/1/30	286	285
[8]	Huntington Ingalls Industries Inc.	2.043%	8/16/28	4,000	3,919
	L3Harris Technologies Inc.	3.850%	6/15/23	1,102	1,145
	L3Harris Technologies Inc.	3.850%	12/15/26	223	243
[5]	L3Harris Technologies Inc.	4.400%	6/15/28	2,200	2,471
	L3Harris Technologies Inc.	5.054%	4/27/45	1,200	1,579
	Lockheed Martin Corp.	1.850%	6/15/30	675	664
	Lockheed Martin Corp.	3.800%	3/1/45	3,303	3,784
	Lockheed Martin Corp.	4.700%	5/15/46	60	78
[8]	Mileage Plus Holdings LLC	6.500%	6/20/27	4,864	5,199
	Norfolk Southern Corp.	3.050%	5/15/50	860	873
	Northrop Grumman Corp.	3.250%	1/15/28	513	549
	Northrop Grumman Corp.	4.030%	10/15/47	2,270	2,680
	Northrop Grumman Corp.	5.250%	5/1/50	1,340	1,881
	Otis Worldwide Corp.	2.293%	4/5/27	1,220	1,244
[8]	Performance Food Group Inc.	6.875%	5/1/25	65	68
[8]	Performance Food Group Inc.	5.500%	10/15/27	580	606
	Precision Castparts Corp.	3.250%	6/15/25	100	106
[5,12]	Qantas Airways Ltd.	3.150%	9/27/28	10,000	7,020
	Raytheon Technologies Corp.	3.200%	3/15/24	1,745	1,816
	Raytheon Technologies Corp.	3.950%	8/16/25	120	130
	Raytheon Technologies Corp.	3.125%	5/4/27	529	563
	Raytheon Technologies Corp.	4.125%	11/16/28	1,835	2,053
	Raytheon Technologies Corp.	4.625%	11/16/48	2,900	3,713
	Republic Services Inc.	1.750%	2/15/32	864	815
[8]	Ritchie Bros Holdings Inc.	4.750%	12/15/31	223	233
	Rockwell Automation Inc.	2.800%	8/15/61	2,700	2,653
[8]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	240	245
[8]	Rolls-Royce plc	5.750%	10/15/27	600	663
	Southwest Airlines Co.	5.250%	5/4/25	938	1,042
	Southwest Airlines Co.	5.125%	6/15/27	1,000	1,145
	Southwest Airlines Co.	2.625%	2/10/30	2,250	2,250
[8]	TransDigm Inc.	8.000%	12/15/25	270	285
[8]	TransDigm Inc.	6.250%	3/15/26	831	864
	TransDigm Inc.	5.500%	11/15/27	465	479
	TransDigm Inc.	4.875%	5/1/29	605	607
	Tyco Electronics Group SA	3.700%	2/15/26	209	225
	Tyco Electronics Group SA	3.125%	8/15/27	238	254
	Union Pacific Corp.	3.500%	6/8/23	275	285
	Union Pacific Corp.	3.150%	3/1/24	370	387
	Union Pacific Corp.	3.250%	2/5/50	905	972
	Union Pacific Corp.	3.839%	3/20/60	1,000	1,176
[8]	United Airlines Inc.	4.375%	4/15/26	818	854

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	United Airlines Inc.	4.625%	4/15/29	610	633
	United Parcel Service Inc.	2.200%	9/1/24	107	110
	United Parcel Service Inc.	3.900%	4/1/25	200	216
	United Parcel Service Inc.	5.300%	4/1/50	875	1,294
[8]	Vertiv Group Corp.	4.125%	11/15/28	265	268
[8]	Wabash National Corp.	4.500%	10/15/28	360	363
	Waste Management Inc.	1.150%	3/15/28	900	858
[8]	WESCO Distribution Inc.	7.250%	6/15/28	540	594
[5,13]	Wizz Air Finance Co. BV	1.350%	1/19/24	1,300	1,493
					171,628
Materials (1.1%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,040	1,048
	Allegheny Technologies Inc.	4.875%	10/1/29	120	120
	Allegheny Technologies Inc.	5.125%	10/1/31	120	121
[8]	Arconic Corp.	6.000%	5/15/25	60	63
[8]	Arconic Corp.	6.125%	2/15/28	225	239
[8]	Ardagh Packaging Finance plc	5.250%	4/30/25	116	120
[8]	Ardagh Packaging Finance plc	4.125%	8/15/26	315	322
[8]	Axalta Coating Systems LLC	4.750%	6/15/27	90	94
	Ball Corp.	2.875%	8/15/30	115	112
[5,13]	Berry Global Inc.	1.000%	1/15/25	1,400	1,606
[8]	Berry Global Inc.	4.875%	7/15/26	172	178
[8]	Berry Global Inc.	5.625%	7/15/27	1,120	1,170
[8]	Big River Steel LLC	6.625%	1/31/29	354	384
[8]	Canpack SA	3.875%	11/15/29	905	883
[8]	Chemours Co.	4.625%	11/15/29	475	471
[8]	Chevron Phillips Chemical Co. LLC	3.400%	12/1/26	2,852	3,057
[8]	Chevron Phillips Chemical Co. LLC	3.700%	6/1/28	200	218
	Dow Chemical Co.	3.625%	5/15/26	257	277
	Dow Chemical Co.	2.100%	11/15/30	2,000	1,967
[13]	Dow Chemical Co.	1.125%	3/15/32	2,600	2,955
	Dow Chemical Co.	4.375%	11/15/42	300	358
	Dow Chemical Co.	3.600%	11/15/50	1,000	1,084
	DuPont de Nemours Inc.	4.205%	11/15/23	500	529
	DuPont de Nemours Inc.	4.493%	11/15/25	997	1,102
	DuPont de Nemours Inc.	5.319%	11/15/38	380	489
[8]	Element Solutions Inc.	3.875%	9/1/28	655	663
	FMC Corp.	4.500%	10/1/49	135	162
[8]	FMG Resources August 2006 Pty. Ltd.	4.500%	9/15/27	60	64
	Freeport-McMoRan Inc.	4.125%	3/1/28	1,285	1,332
	Freeport-McMoRan Inc.	4.375%	8/1/28	625	656
	Freeport-McMoRan Inc.	4.250%	3/1/30	230	243
	Freeport-McMoRan Inc.	4.625%	8/1/30	425	456
	Freeport-McMoRan Inc.	5.450%	3/15/43	150	189
[8]	Georgia-Pacific LLC	1.750%	9/30/25	1,785	1,794
[8]	Georgia-Pacific LLC	2.100%	4/30/27	207	210
[5,13]	Glencore Capital Finance DAC	1.250%	3/1/33	1,100	1,194
[11]	Glencore Finance Europe Ltd.	6.000%	4/3/22	3,087	4,230
[8]	Graphic Packaging International LLC	4.750%	7/15/27	200	217
[8]	Graphic Packaging International LLC	3.500%	3/15/28	370	372
[8]	Graphic Packaging International LLC	3.500%	3/1/29	86	86
[8]	Graphic Packaging International LLC	3.750%	2/1/30	345	349
[8]	Hudbay Minerals Inc.	4.500%	4/1/26	485	485
[8]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	160	161
[8]	Ingevity Corp.	3.875%	11/1/28	220	214
	International Paper Co.	4.800%	6/15/44	549	694
	International Paper Co.	4.350%	8/15/48	213	262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Kraton Polymers LLC	4.250%	12/15/25	150	155
	Linde Inc.	2.000%	8/10/50	1,000	873
	LYB International Finance III LLC	3.375%	10/1/40	2,600	2,706
[8]	Minsur SA	4.500%	10/28/31	5,835	5,923
	Mosaic Co.	4.875%	11/15/41	440	518
	Newmont Corp.	2.800%	10/1/29	3,385	3,480
	Newmont Corp.	2.250%	10/1/30	2,540	2,507
	Nutrien Ltd.	4.200%	4/1/29	2,042	2,303
	Nutrien Ltd.	4.125%	3/15/35	180	205
	Packaging Corp. of America	3.400%	12/15/27	230	248
	Packaging Corp. of America	4.050%	12/15/49	150	175
[8]	Pactiv Evergreen Group Issuer Inc.	4.000%	10/15/27	285	277
	PPG Industries Inc.	1.200%	3/15/26	1,950	1,909
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	3,080	3,057
	RPM International Inc.	3.750%	3/15/27	1,505	1,640
	RPM International Inc.	4.550%	3/1/29	1,660	1,883
	Sherwin-Williams Co.	4.500%	6/1/47	310	387
	Sherwin-Williams Co.	3.300%	5/15/50	1,000	1,054
	Steel Dynamics Inc.	2.400%	6/15/25	555	569
	Steel Dynamics Inc.	3.450%	4/15/30	1,570	1,677
[8]	Unifrax Escrow Issuer Corp.	5.250%	9/30/28	360	364
	United States Steel Corp.	6.875%	3/1/29	580	624
	Westlake Chemical Corp.	3.125%	8/15/51	1,000	965
	WRKCo Inc.	4.000%	3/15/28	325	359
					66,858
Real Estate (1.5%)
[13]	Acef Holding SCA	0.750%	6/14/28	3,574	3,998
	Agree LP	2.000%	6/15/28	1,120	1,101
	Agree LP	2.600%	6/15/33	1,130	1,112
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	206	219
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	3,200	3,178
	American Homes 4 Rent LP	3.375%	7/15/51	3,835	3,879
	American Tower Corp.	2.400%	3/15/25	200	205
	American Tower Corp.	3.375%	10/15/26	1,640	1,742
	American Tower Corp.	2.750%	1/15/27	200	206
	American Tower Corp.	3.600%	1/15/28	2,435	2,615
	American Tower Corp.	3.700%	10/15/49	900	965
[5]	AvalonBay Communities Inc.	2.950%	5/11/26	200	211
[5]	AvalonBay Communities Inc.	2.300%	3/1/30	248	252
[8]	Blackstone Mortgage Trust Inc.	3.750%	1/15/27	320	319
	Brixmor Operating Partnership LP	2.250%	4/1/28	1,750	1,747
	Brixmor Operating Partnership LP	4.050%	7/1/30	2,500	2,745
	Corporate Office Properties LP	2.250%	3/15/26	2,000	2,021
	Corporate Office Properties LP	2.750%	4/15/31	2,870	2,855
	Crown Castle International Corp.	4.450%	2/15/26	310	339
	Crown Castle International Corp.	3.700%	6/15/26	2,491	2,672
	Crown Castle International Corp.	3.800%	2/15/28	1,093	1,188
	Crown Castle International Corp.	4.750%	5/15/47	700	859
	Crown Castle International Corp.	5.200%	2/15/49	1,465	1,884
[8]	CTR Partnership LP	3.875%	6/30/28	252	258
	Digital Realty Trust LP	3.600%	7/1/29	200	217
	ERP Operating LP	3.375%	6/1/25	200	212
	ERP Operating LP	4.150%	12/1/28	229	259
	Essex Portfolio LP	4.500%	3/15/48	920	1,133
	Federal Realty Investment Trust	3.950%	1/15/24	4,825	5,056
[8]	HAT Holdings I LLC	3.375%	6/15/26	295	299
	Healthcare Realty Trust Inc.	3.875%	5/1/25	775	824
[5,13]	Heimstaden Bostad Treasury BV	0.750%	9/6/29	1,500	1,631

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kimco Realty Corp.	3.300%	2/1/25	400	420
	Kimco Realty Corp.	1.900%	3/1/28	4,000	3,946
	Kimco Realty Corp.	4.250%	4/1/45	2,180	2,508
[8]	Ladder Capital Finance Holdings LLLP	5.250%	10/1/25	255	258
	MGM Growth Properties Operating Partnership LP	5.625%	5/1/24	235	251
[8]	MGM Growth Properties Operating Partnership LP	4.625%	6/15/25	641	684
	MGM Growth Properties Operating Partnership LP	4.500%	9/1/26	122	131
	Mid-America Apartments LP	2.750%	3/15/30	200	207
	Omega Healthcare Investors Inc.	5.250%	1/15/26	200	223
	Omega Healthcare Investors Inc.	3.375%	2/1/31	5,200	5,242
[13]	Prologis Euro Finance LLC	1.000%	2/16/41	500	519
[5,13]	Prologis International Funding II SA	1.625%	6/17/32	1,362	1,619
	Public Storage	1.950%	11/9/28	2,100	2,097
[8]	Realogy Group LLC	7.625%	6/15/25	75	80
	Realty Income Corp.	3.875%	4/15/25	208	224
	Realty Income Corp.	4.125%	10/15/26	384	424
	Realty Income Corp.	3.400%	1/15/28	1,550	1,673
	Realty Income Corp.	2.200%	6/15/28	2,180	2,202
	Sabra Health Care LP	5.125%	8/15/26	2,391	2,634
	Sabra Health Care LP	3.900%	10/15/29	200	209
[8]	SBA Communications Corp.	3.125%	2/1/29	645	621
[13]	Simon International Finance SCA	1.125%	3/19/33	1,800	2,011
	Simon Property Group LP	3.750%	2/1/24	236	247
	Simon Property Group LP	2.000%	9/13/24	214	218
	Simon Property Group LP	3.500%	9/1/25	1,200	1,280
	Simon Property Group LP	3.250%	11/30/26	203	217
	Simon Property Group LP	1.750%	2/1/28	200	197
	Simon Property Group LP	2.650%	7/15/30	1,000	1,020
	Simon Property Group LP	2.200%	2/1/31	3,500	3,430
	Simon Property Group LP	3.250%	9/13/49	1,500	1,542
	Simon Property Group LP	3.800%	7/15/50	250	281
[5]	UDR Inc.	2.950%	9/1/26	185	193
[8]	Uniti Group LP	7.875%	2/15/25	190	198
[8]	Uniti Group LP	4.750%	4/15/28	240	238
[5,13]	Vonovia Finance BV	1.625%	10/7/39	1,000	1,122
	Welltower Inc.	4.250%	4/1/26	600	658
[11]	Westfield America Management Ltd.	2.125%	3/30/25	3,724	5,051
	Weyerhaeuser Co.	4.000%	11/15/29	2,479	2,766
	Weyerhaeuser Co.	4.000%	4/15/30	145	162
					93,204
Technology (2.5%)
	Adobe Inc.	2.150%	2/1/27	2,309	2,373
	Apple Inc.	3.250%	2/23/26	630	674
	Apple Inc.	2.450%	8/4/26	577	603
	Apple Inc.	2.050%	9/11/26	579	595
	Apple Inc.	3.350%	2/9/27	241	262
	Apple Inc.	3.200%	5/11/27	464	501
	Apple Inc.	2.900%	9/12/27	422	450
	Apple Inc.	1.200%	2/8/28	1,400	1,360
	Apple Inc.	1.250%	8/20/30	280	264
	Apple Inc.	1.650%	2/8/31	1,220	1,189
	Apple Inc.	2.375%	2/8/41	2,825	2,741
	Apple Inc.	3.850%	5/4/43	1,715	2,026
	Apple Inc.	3.850%	8/4/46	1,660	1,967
	Apple Inc.	2.950%	9/11/49	925	956

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	2.700%	8/5/51	4,150	4,118
	Applied Materials Inc.	3.300%	4/1/27	284	307
	Block Financial LLC	3.875%	8/15/30	1,200	1,285
	Broadcom Inc.	4.700%	4/15/25	1,540	1,684
	Broadcom Inc.	5.000%	4/15/30	1,450	1,688
[8]	Broadcom Inc.	3.500%	2/15/41	800	815
	CDW LLC	4.125%	5/1/25	125	128
[8]	Clarivate Science Holdings Corp.	3.875%	7/1/28	290	292
[8]	Clarivate Science Holdings Corp.	4.875%	7/1/29	450	457
[8]	CommScope Inc.	6.000%	3/1/26	45	47
[8]	CommScope Inc.	7.125%	7/1/28	329	325
[8]	CommScope Inc.	4.750%	9/1/29	325	323
	Dell International LLC	6.020%	6/15/26	1,090	1,263
	Dell International LLC	6.100%	7/15/27	1,490	1,785
	Dell International LLC	5.300%	10/1/29	9,166	10,767
	Dell International LLC	6.200%	7/15/30	2,051	2,593
[8]	Dell International LLC	3.375%	12/15/41	5,340	5,287
[5,13]	DXC Capital Funding DAC	0.950%	9/15/31	1,100	1,192
	DXC Technology Co.	1.800%	9/15/26	9,000	8,913
	Emerson Electric Co.	2.000%	12/21/28	18,300	18,291
	Emerson Electric Co.	2.200%	12/21/31	3,640	3,625
[8]	Entegris Inc.	3.625%	5/1/29	285	288
[8]	Fair Isaac Corp.	4.000%	6/15/28	640	658
	Global Payments Inc.	1.500%	11/15/24	2,560	2,561
	Global Payments Inc.	2.150%	1/15/27	5,050	5,074
[8]	HP Inc.	2.650%	6/17/31	1,874	1,850
[8]	II-VI Inc.	5.000%	12/15/29	165	169
	Intel Corp.	3.150%	5/11/27	44	47
	Intel Corp.	2.450%	11/15/29	237	245
	Intel Corp.	4.750%	3/25/50	1,345	1,789
	Intel Corp.	3.050%	8/12/51	2,400	2,462
	International Business Machines Corp.	3.625%	2/12/24	306	322
	International Business Machines Corp.	3.300%	5/15/26	2,696	2,886
	International Business Machines Corp.	3.500%	5/15/29	296	322
	International Business Machines Corp.	4.250%	5/15/49	275	334
	Microsoft Corp.	2.525%	6/1/50	2,700	2,650
[8]	MSCI Inc.	3.625%	9/1/30	305	313
[8]	MSCI Inc.	3.625%	11/1/31	375	390
[8]	Nielsen Finance LLC	5.625%	10/1/28	380	392
	NVIDIA Corp.	3.500%	4/1/40	2,710	3,042
	NVIDIA Corp.	3.700%	4/1/60	500	597
[8]	NXP BV	3.250%	5/11/41	4,350	4,472
	Oracle Corp.	3.400%	7/8/24	100	105
	Oracle Corp.	2.950%	11/15/24	371	386
	Oracle Corp.	2.950%	5/15/25	328	340
	Oracle Corp.	2.650%	7/15/26	298	307
	Oracle Corp.	2.300%	3/25/28	3,315	3,300
	Oracle Corp.	2.950%	4/1/30	921	931
	Oracle Corp.	2.875%	3/25/31	5,160	5,186
	Oracle Corp.	3.600%	4/1/40	1,300	1,307
	Oracle Corp.	3.650%	3/25/41	2,250	2,278
	Oracle Corp.	3.950%	3/25/51	1,610	1,675
	QUALCOMM Inc.	3.250%	5/20/27	569	614
	RELX Capital Inc.	3.000%	5/22/30	1,000	1,050

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roper Technologies Inc.	2.000%	6/30/30	200	193
[8]	Sabre GLBL Inc.	7.375%	9/1/25	144	150
	salesforce.com Inc.	2.700%	7/15/41	11,000	10,971
	Skyworks Solutions Inc.	1.800%	6/1/26	1,020	1,010
	Skyworks Solutions Inc.	3.000%	6/1/31	4,110	4,135
[8]	SS&C Technologies Inc.	5.500%	9/30/27	190	199
	VMware Inc.	3.900%	8/21/27	4,740	5,178
	VMware Inc.	1.800%	8/15/28	3,960	3,857
	VMware Inc.	4.700%	5/15/30	500	581
	Western Digital Corp.	4.750%	2/15/26	343	375
					156,137
Utilities (2.2%)
	AEP Transmission Co. LLC	3.800%	6/15/49	750	855
[5]	AEP Transmission Co. LLC	3.650%	4/1/50	2,800	3,101
[5]	AEP Transmission Co. LLC	2.750%	8/15/51	1,500	1,437
[5]	Alabama Power Co.	1.450%	9/15/30	2,000	1,883
	Ameren Corp.	1.950%	3/15/27	1,330	1,335
	Ameren Corp.	3.500%	1/15/31	700	758
	Ameren Illinois Co.	1.550%	11/15/30	1,500	1,421
[5,13]	Amprion GmbH	0.625%	9/23/33	1,800	1,971
[5]	Appalachian Power Co.	2.700%	4/1/31	2,000	2,047
[5]	Appalachian Power Co.	4.500%	3/1/49	500	607
[5,13]	APT Pipelines Ltd.	1.250%	3/15/33	800	880
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	1,880	2,017
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	2,200	2,443
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,200	3,078
	Black Hills Corp.	3.150%	1/15/27	2,000	2,091
[8]	Calpine Corp.	4.500%	2/15/28	320	332
[8]	Calpine Corp.	5.125%	3/15/28	590	600
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	1,165	1,186
	CenterPoint Energy Inc.	4.250%	11/1/28	1,085	1,211
	CenterPoint Energy Inc.	2.650%	6/1/31	2,730	2,763
	Commonwealth Edison Co.	3.800%	10/1/42	685	773
[5]	Commonwealth Edison Co.	3.750%	8/15/47	490	557
[5]	Connecticut Light & Power Co.	4.150%	6/1/45	250	301
	Connecticut Light & Power Co.	4.000%	4/1/48	307	369
	Consumers Energy Co.	3.950%	7/15/47	900	1,062
[5,12]	DBNGP Finance Co. Pty. Ltd.	4.225%	5/28/25	5,550	4,277
[5]	Dominion Energy Inc.	3.300%	3/15/25	1,125	1,180
[5]	Dominion Energy Inc.	4.050%	9/15/42	500	563
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	530	648
[5]	DTE Electric Co.	1.900%	4/1/28	615	611
	DTE Electric Co.	4.300%	7/1/44	2,490	3,025
	DTE Electric Co.	3.700%	3/15/45	225	251
	Duke Energy Carolinas LLC	3.950%	11/15/28	255	284
	Duke Energy Carolinas LLC	2.450%	8/15/29	970	992
	Duke Energy Carolinas LLC	2.450%	2/1/30	585	594
	Duke Energy Carolinas LLC	2.550%	4/15/31	860	881
	Duke Energy Carolinas LLC	5.300%	2/15/40	250	329
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,528	1,799
	Duke Energy Corp.	3.300%	6/15/41	500	509
	Duke Energy Corp.	3.500%	6/15/51	2,000	2,079
	Duke Energy Florida LLC	3.800%	7/15/28	241	266
	Duke Energy Florida LLC	1.750%	6/15/30	290	279
	Duke Energy Progress LLC	4.100%	5/15/42	400	464
	Duke Energy Progress LLC	2.500%	8/15/50	3,483	3,240
	Entergy Arkansas LLC	3.500%	4/1/26	202	216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Arkansas LLC	2.650%	6/15/51	1,990	1,862
	Entergy Corp.	1.900%	6/15/28	1,000	981
	Entergy Corp.	2.800%	6/15/30	1,721	1,745
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,200	1,324
	Entergy Louisiana LLC	3.120%	9/1/27	170	179
	Entergy Louisiana LLC	1.600%	12/15/30	515	486
	Entergy Louisiana LLC	4.200%	9/1/48	500	599
	Entergy Texas Inc.	3.550%	9/30/49	705	747
	Evergy Inc.	2.900%	9/15/29	2,000	2,053
	Evergy Kansas Central Inc.	3.250%	9/1/49	1,900	1,977
[5]	Eversource Energy	1.400%	8/15/26	1,400	1,374
[5]	Exelon Corp.	3.950%	6/15/25	330	354
	Exelon Corp.	4.050%	4/15/30	400	446
	Exelon Corp.	5.625%	6/15/35	200	255
	Exelon Corp.	5.100%	6/15/45	1,000	1,295
	Exelon Corp.	4.450%	4/15/46	1,000	1,207
[5]	FirstEnergy Corp.	4.400%	7/15/27	515	555
	FirstEnergy Corp.	2.650%	3/1/30	3,480	3,443
[5]	FirstEnergy Corp.	3.400%	3/1/50	155	152
	Florida Power & Light Co.	3.800%	12/15/42	1,035	1,194
[5]	Georgia Power Co.	2.200%	9/15/24	207	212
[5,13]	IE2 Holdco SAU	2.875%	6/1/26	6,700	8,288
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	1,215	1,286
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	177	194
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	1,000	997
[8]	NextEra Energy Operating Partners LP	4.500%	9/15/27	830	895
	Northern States Power Co.	6.250%	6/1/36	500	714
	NRG Energy Inc.	6.625%	1/15/27	55	57
[8]	NRG Energy Inc.	2.450%	12/2/27	1,544	1,532
	NSTAR Electric Co.	3.200%	5/15/27	421	450
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	3,000	2,890
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,010	1,172
	Pacific Gas & Electric Co.	3.150%	1/1/26	2,000	2,048
	Pacific Gas & Electric Co.	3.000%	6/15/28	1,000	1,002
	Pacific Gas & Electric Co.	2.500%	2/1/31	3,000	2,858
	Pacific Gas & Electric Co.	4.500%	7/1/40	1,472	1,543
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,172	1,096
	PacifiCorp	5.250%	6/15/35	313	393
	PacifiCorp	4.125%	1/15/49	525	606
	PacifiCorp	4.150%	2/15/50	865	1,026
	PECO Energy Co.	4.150%	10/1/44	1,515	1,800
	PECO Energy Co.	3.700%	9/15/47	1,285	1,453
	PECO Energy Co.	3.900%	3/1/48	90	106
	PG&E Corp.	5.250%	7/1/30	485	508
[5]	Public Service Co. of Colorado	6.250%	9/1/37	550	803
	Public Service Co. of Colorado	3.800%	6/15/47	1,000	1,134
	Public Service Co. of Colorado	4.050%	9/15/49	500	598
[5]	Public Service Electric & Gas Co.	3.200%	5/15/29	261	281
[5]	Public Service Electric & Gas Co.	3.950%	5/1/42	806	935
[5]	Public Service Electric & Gas Co.	3.600%	12/1/47	500	562
	Sempra Energy	3.250%	6/15/27	800	846
	Sempra Energy	4.000%	2/1/48	180	201
[5]	Southern California Edison Co.	4.200%	3/1/29	2,275	2,541
	Southern California Edison Co.	4.500%	9/1/40	1,775	2,021
	Southern California Edison Co.	4.000%	4/1/47	615	679

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Southern California Edison Co.	4.875%	3/1/49	95	117
[5]	Southern Co.	3.700%	4/30/30	700	761
	Southern Co.	4.400%	7/1/46	350	413
[5]	Southwestern Electric Power Co.	4.100%	9/15/28	207	229
	Southwestern Public Service Co.	3.300%	6/15/24	257	268
	Union Electric Co.	3.900%	9/15/42	454	516
	Union Electric Co.	4.000%	4/1/48	910	1,076
[5]	Virginia Electric & Power Co.	3.150%	1/15/26	425	449
	Virginia Electric & Power Co.	4.000%	1/15/43	1,180	1,360
[5]	Virginia Electric & Power Co.	3.800%	9/15/47	500	567
[8]	Vistra Operations Co. LLC	5.500%	9/1/26	530	545
[8]	Vistra Operations Co. LLC	5.625%	2/15/27	65	67
	WEC Energy Group Inc.	1.800%	10/15/30	2,000	1,886
	Xcel Energy Inc.	2.350%	11/15/31	3,290	3,286
	Xcel Energy Inc.	3.500%	12/1/49	2,000	2,147
					137,207
Total Corporate Bonds (Cost $2,071,105)					2,072,049
Sovereign Bonds (3.7%)
[5]	Bermuda	4.854%	2/6/24	2,799	3,006
[5]	Comision Federal de Electricidad	3.348%	2/9/31	967	949
[5,8]	Comision Federal de Electricidad	3.875%	7/26/33	570	559
[5]	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	2,800	2,813
[5,8]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	1,728	1,680
[5]	Empresa Nacional del Petroleo	3.750%	8/5/26	4,188	4,305
[5,8]	Empresa Nacional del Petroleo	3.450%	9/16/31	5,830	5,538
[5,8]	Export-Import Bank of India	3.875%	2/1/28	240	257
[5]	Federative Republic of Brazil	4.750%	1/14/50	4,810	4,276
[5,8,13]	Kingdom of Morocco	1.375%	3/30/26	5,800	6,628
[5,8,13]	Kingdom of Morocco	2.000%	9/30/30	5,500	6,090
[5]	Korea National Oil Corp.	0.875%	10/5/25	5,000	4,879
[5]	KSA Sukuk Ltd.	2.894%	4/20/22	522	526
[5]	NTPC Ltd.	4.250%	2/26/26	250	268
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	200	201
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	219
[5,8]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	560	623
[5]	Pertamina Persero PT	4.875%	5/3/22	414	420
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	3,022	3,223
[5]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	954	1,093
[5]	Republic of Azerbaijan	4.750%	3/18/24	5,766	6,122
[5]	Republic of Chile	3.240%	2/6/28	1,150	1,211
[5]	Republic of Chile	2.550%	7/27/33	2,884	2,807
[5]	Republic of Colombia	2.625%	3/15/23	11,000	11,080
[5]	Republic of Colombia	4.000%	2/26/24	2,319	2,393
[5]	Republic of Colombia	4.500%	1/28/26	10,350	10,839
	Republic of Colombia	10.375%	1/28/33	933	1,340
[5]	Republic of Colombia	5.000%	6/15/45	1,304	1,177
[5]	Republic of Colombia	5.200%	5/15/49	6,446	5,930
[5]	Republic of Colombia	4.125%	5/15/51	1,580	1,283
[5]	Republic of Colombia	3.875%	2/15/61	3,423	2,636
[5]	Republic of Croatia	5.500%	4/4/23	5,608	5,925
[5]	Republic of Ecuador	0.000%	7/31/30	4,436	2,495
[5,8]	Republic of Ecuador	0.000%	7/31/30	1,200	681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Republic of Ecuador	1.000%	7/31/35	9,025	5,911
[5]	Republic of El Salvador	8.625%	2/28/29	5,100	3,134
[5]	Republic of Guatemala	5.750%	6/6/22	1,815	1,848
	Republic of Hungary	5.375%	2/21/23	5,128	5,388
	Republic of Hungary	5.750%	11/22/23	992	1,077
	Republic of Hungary	5.375%	3/25/24	1,782	1,937
[5,8]	Republic of Hungary	2.125%	9/22/31	4,929	4,852
[5]	Republic of Lithuania	6.625%	2/1/22	2,000	2,011
[5]	Republic of Panama	3.362%	6/30/31	10,621	10,679
	Republic of Panama	8.125%	4/28/34	780	1,171
[5]	Republic of Panama	4.500%	4/16/50	600	661
[5]	Republic of Panama	3.870%	7/23/60	173	173
	Republic of Peru	7.350%	7/21/25	1,175	1,400
	Republic of Peru	4.125%	8/25/27	5,000	5,492
[5,13]	Republic of Romania	2.750%	4/14/41	1,155	1,172
[5,8,13]	Republic of Romania	2.750%	4/14/41	1,150	1,168
[13]	Republic of the Philippines	0.250%	4/28/25	4,940	5,597
[13]	Republic of the Philippines	1.750%	4/28/41	6,659	7,526
[5]	Saudi Arabian Oil Co.	2.875%	4/16/24	2,500	2,581
[5,13]	Serbia International Bond	3.125%	5/15/27	3,536	4,287
[5,8,13]	Serbia International Bond	2.050%	9/23/36	4,800	4,975
[5]	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	3,080	3,256
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	2,667	2,682
[5,8]	Temasek Financial I Ltd.	2.750%	8/2/61	4,100	4,195
[5,8]	Ukraine Government Bond	6.876%	5/21/29	5,000	4,440
	United Mexican States	4.500%	4/22/29	6,238	6,948
[5]	United Mexican States	3.250%	4/16/30	406	417
[5]	United Mexican States	2.659%	5/24/31	2,078	2,026
[5]	United Mexican States	4.750%	4/27/32	3,300	3,732
[5,16]	United Mexican States	8.500%	11/18/38	529,000	27,157
Total Sovereign Bonds (Cost $235,555)					231,365
Taxable Municipal Bonds (0.1%)
	Houston TX GO	6.290%	3/1/32	1,695	2,138
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	700	906
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	700	783
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	500	553
Total Taxable Municipal Bonds (Cost $4,009)					4,380
				Shares
Temporary Cash Investments (5.5%)
Money Market Fund (5.5%)
[17]	Vanguard Market Liquidity Fund (Cost $338,112)	0.090%		3,381,442	338,110

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	38,496	24
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	36,827	22
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	36,930	23
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	38,496	27
					96
Put Swaptions
5-Year CDX-NA-HY-S37-V1, Credit Protection Purchased, Pays 5.000% Quarterly	GSI	1/19/22	1.065%	12,320	11

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year CDX-NA-IG-S37-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	3/16/22	0.625%	123,225	119
					130
Total Options Purchased (Cost $994)					226
Total Investments (98.6%) (Cost $6,111,022)					6,096,414
Other Assets and Liabilities—Net (1.4%)					85,546
Net Assets (100%)					6,181,960
Cost is in $000.
1	Securities with a value of $1,103,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $2,359,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $9,986,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	Securities with a value of $6,017,000 have been segregated as initial margin for open futures contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2021.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, the aggregate value was $343,873,000, representing 5.6% of net assets.
9	Interest-only security.
10	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
11	Face amount denominated in British pounds.
12	Face amount denominated in Australian dollars.
13	Face amount denominated in euro.
14	Represents an unsettled loan as of December 31, 2021. The coupon rate is not known until the settlement date.
15	Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At December 31, 2021, the aggregate value of these securities was $2,194,000, representing 0.0% of net assets.
16	Face amount denominated in Mexican pesos.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1M—1-month.
2M—2-month.
3M—3-month.
BNPSW—BNP Paribas.
CITNA—Citibank, N.A.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Excercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
5-Year CDX-NA-HY-S37-V1, Credit Protection Purchased, Pays 5.000% Quarterly	GSI	1/19/22	1.078%	12,320	(168)

Put Swaptions
5-Year CDX-NA-HY-S37-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	1/19/22	1.078%	12,320	(29)
5-Year CDX-NA-IG-S37-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	3/16/22	0.800%	123,225	(52)
					(81)
Total Options Written (Premiums Received $340)					(249)
GSI—Goldman Sachs International.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2022	15	3,272	1
5-Year U.S. Treasury Note	March 2022	2,651	320,709	(319)
10-Year U.S. Treasury Note	March 2022	748	97,591	(72)
Long U.S. Treasury Bond	March 2022	149	23,905	16
Ultra Long U.S. Treasury Bond	March 2022	55	10,842	74
				(300)

Short Futures Contracts
AUD 3-Year Treasury Bond	March 2022	(106)	(8,803)	(25)
AUD 10-Year Treasury Bond	March 2022	(81)	(8,201)	(12)
Euro-Bobl	March 2022	(296)	(44,901)	329
Euro-Bund	March 2022	(184)	(35,899)	576
Euro-Buxl	March 2022	(70)	(16,476)	896
Euro-Schatz	March 2022	(82)	(10,459)	16

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Gilt	March 2022	(133)	(22,485)	(44)
Ultra 10-Year U.S. Treasury Note	March 2022	(15)	(2,197)	(3)
				1,733
				1,433

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	1/14/22	CAD	27	USD	21	—	—
JPMorgan Chase Bank, N.A.	1/14/22	EUR	2,779	USD	3,149	16	—
State Street Bank & Trust Co.	1/14/22	EUR	562	USD	634	6	—
HSBC Bank plc	1/14/22	EUR	426	USD	482	2	—
Standard Chartered Bank	1/14/22	EUR	409	USD	462	3	—
Royal Bank of Canada	1/14/22	GBP	360	USD	480	7	—
Standard Chartered Bank	1/14/22	MXN	2,865	USD	137	3	—
Royal Bank of Canada	1/14/22	MXN	338	USD	16	—	—
HSBC Bank plc	1/14/22	MXN	179	USD	9	—	—
JPMorgan Chase Bank, N.A.	3/15/22	USD	30,710	AUD	42,858	—	(477)
State Street Bank & Trust Co.	1/14/22	USD	459	AUD	643	—	(9)
State Street Bank & Trust Co.	1/14/22	USD	136,422	EUR	120,746	—	(1,074)
Morgan Stanley Capital Services LLC	1/14/22	USD	254	EUR	225	—	(2)
Toronto-Dominion Bank	1/14/22	USD	56,669	GBP	42,726	—	(1,161)
State Street Bank & Trust Co.	1/14/22	USD	16,744	MXN	351,567	—	(398)
BNP Paribas	1/14/22	USD	10,335	MXN	215,496	—	(172)
JPMorgan Chase Bank, N.A.	1/14/22	USD	221	MXN	4,597	—	(3)
Goldman Sachs Bank USA	1/14/22	USD	113	MXN	2,319	—	—
HSBC Bank plc	1/14/22	USD	29	MXN	600	—	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Barclays Bank plc	3/16/22	USD	20,206	RUB	1,536,856	67	—
Citibank, N.A.	1/14/22	USD	6	ZAR	106	—	—
						104	(3,296)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
MXN—Mexican peso.
RUB—Russian ruble.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S37-V1	12/20/24	USD	29,670	1.000	635	25

Credit Protection Purchased
CDX-NA-HY-S37-V1	12/20/26	USD	157,575	(5.000)	(14,667)	(475)
CDX-NA-IG-S37-V1	12/20/26	USD	17,575	(1.000)	(432)	(29)
						(504)
						(479)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	16,900	1.000	197	200	—	(3)
Berkshire Hathaway Inc./Aa2	6/20/22	BARC	450	1.000	2	1	1	—
Berkshire Hathaway Inc./Aa2	12/20/22	BARC	400	1.000	4	1	3	—
Berkshire Hathaway Inc./Aa2	12/20/24	BARC	600	1.000	16	11	5	—
Berkshire Hathaway Inc./Aa2	12/20/24	JPMC	600	1.000	15	10	5	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
MetLife Inc./A3	6/20/24	BARC	700	1.000	13	—	13	—
People's Republic of China/A1	6/20/22	BNPSW	200	1.000	1	—	1	—
Republic of Chile/A1	12/20/26	GSI	5,030	1.000	72	28	44	—
Republic of Chile/A1	12/20/26	JPMC	820	1.000	12	5	7	—
Republic of Chile/A1	12/20/26	MSCS	14,050	1.000	202	100	102	—
Republic of Indonesia/Baa2	12/20/26	BARC	3,000	1.000	37	11	26	—
Republic of South Africa/Ba2	12/20/25	BARC	360	1.000	(9)	(14)	5	—
Unibail-Rodamco-Westfield SE/Baa2	6/20/26	GSI	3,000[2]	1.000	(15)	(37)	22	—
					547	316	234	(3)
Credit Protection Purchased
Bank of China Ltd.	6/20/22	BNPSW	200	(1.000)	(1)	—	—	(1)
Deutsche Bank AG	12/20/22	JPMC	265	(1.000)	(2)	—	—	(2)
Federative Republic of Brazil	12/20/26	MSCS	12,950	(1.000)	617	627	—	(10)
McDonald's Corp.	6/20/22	GSI	325	(1.000)	(2)	(1)	—	(1)
People's Republic of China	6/20/23	GSI	1,200	(1.000)	(16)	(5)	—	(11)
Republic of Colombia	12/20/26	MSCS	2,620	(1.000)	124	56	68	—
State of Qatar	6/20/22	BOANA	340	(1.000)	(2)	—	—	(2)
State of Qatar	6/20/22	CITNA	660	(1.000)	(3)	1	—	(4)
					715	678	68	(31)
					1,262	994	302	(34)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

At December 31, 2021, the counterparties had deposited in segregated accounts cash of $1,120,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received[1] (%)	Interest Rate (Paid)[2] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
3/3/32	3/16/22[3]	203,000[4]	7.391	(0.000)	(134)	(249)
1 Interest payment received/paid every 28 days.
2 Based on 28-day Mexican Interbank Rate (TIIE) as of the most recent payment date. Interest payment received/paid every 28 days.
3 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
4 Notional amount denominated in Mexican pesos.

Over-the-Counter Interest Rate Swaps
Termination Date	Counterparty	Notional Amount (000)	Fixed Interest Rate Received (Paid)[1] (%)	Floating Interest Rate Received (Paid)[2] (%)	Value ($000)	Remaining Up-Front Premium Received (Paid) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
1/4/27	BARC	98,000[3]	10.960	(0.000)	881	—	881	—
1 Interest payment received/paid at maturity.
2 Based on 1-Day Overnight Brazil CETIP Interbank Deposit Rate as of the most recent payment date. Interest payment received/paid at maturity.
3 Notional amount denominated in Brazilian real.

BARC—Barclays Bank plc.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rate, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2021, counterparties had deposited in segregated accounts cash of $401,000 in connection with TBA transactions.
H. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
I.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,370,109	—	3,370,109
Asset-Backed/Commercial Mortgage-Backed Securities	—	80,175	—	80,175
Corporate Bonds	—	2,072,049	—	2,072,049
Sovereign Bonds	—	231,365	—	231,365
Taxable Municipal Bonds	—	4,380	—	4,380
Temporary Cash Investments	338,110	—	—	338,110
Options Purchased	—	226	—	226
Total	338,110	5,758,304	—	6,096,414

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,908	—	—	1,908
Forward Currency Contracts	—	104	—	104
Swap Contracts	25[1]	1,183	—	1,208
Total	1,933	1,287	—	3,220
Liabilities
Options Written	—	249	—	249
Futures Contracts[1]	475	—	—	475
Forward Currency Contracts	—	3,296	—	3,296
Swap Contracts	753[1]	34	—	787
Total	1,228	3,579	—	4,807
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.